UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six-months ended April 30, 2018

Invest in portfolios
designed to pursue
real-life objectives.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2018:

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	12.27%	9.14%	11.73%	0.81%
American Funds Growth PortfolioSM	11.23	10.70	12.98	0.75
American Funds Growth and Income PortfolioSM	5.52	7.87	9.82	0.69
American Funds Moderate Growth and Income PortfolioSM	4.34	6.92	8.71	0.75
American Funds Conservative Growth and Income PortfolioSM	–0.34	4.77	6.30	0.69

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Growth and Income PortfolioSM	5.09	6.38	7.89	0.75

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–2.76	0.09	0.28	0.72
American Funds Tax-Exempt Preservation PortfolioSM	–1.57	0.82	1.23	0.78 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.76% as of the series prospectus dated January 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2019, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	Investment portfolios
12	Financial statements
22	Notes to financial statements
44	Financial highlights

Fellow investors:

We are happy to present this semi-annual report for American Funds Portfolio Series for the six months ended April 30, 2018.

Despite market volatility over the reporting period, all but two of the funds within the series advanced. Returns ranged from 5.10% (for American Funds Growth Portfolio) to –1.28% (for American Funds Preservation Portfolio). For a glimpse at how the series fared over the past six-month and one-year periods in comparison to their benchmark indexes, see Results at a glance on page 3 of this report.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework that includes three broad objectives: growth, balance and preservation. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio). The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The economy

For the first half of the funds’ fiscal year, the global economy continued to grow at a moderate pace. Most major economies were healthy. In the United States, the unemployment rate continued to fall and stood at 4.1% in March, while gross domestic product rose 2.9% in the fourth quarter of 2017. Consumer confidence was steady, and inflation remained low.

The picture was similar overseas. In the eurozone, fourth quarter GDP gained 2.7%, while unemployment stood at 8.5% for February — still high, but the lowest figure reported since 2008. Economic activity in Japan continued to increase modestly, while in China growth has stabilized at a strong rate over the past several years.

The stock market

Over the six months, volatility returned to a number of equity markets — some for the first time in years. In several instances it could be attributed to geopolitical concerns, such as continuing conflicts in Syria and changes to U.S. trade policies. Corporate earnings were generally sound throughout much of the world, however.

Domestically, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 3.82% during the period. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country

American Funds Portfolio Series	1

stock markets, climbed 3.47%, while the MSCI Emerging Markets Index, measuring markets in more than 20 developing countries, advanced 4.80%.

The bond market

With the U.S. economy on sound footing, the Federal Reserve continued its slow, steady progression of rate hikes, the most recent of which increased the benchmark (the rate at which the central bank loans money to other banks) to a range of 1.50% to 1.75%. This remains well below historical norms.

During the period, the yield on the 10-year U.S. Treasury bond — a widely regarded benchmark for the U.S. bond market — increased 58 basis points to 2.95%, despite the volatility in equities. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 1.87% — not unexpected in the wake of the Fed’s moves. Global bonds fared better, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rising 1.19%.

Inside the series

Each portfolio in the series consists of an objective-based mix of individual American Funds. Their results reflect those of the underlying funds.

Domestic-oriented growth funds such as The Growth Fund of America® and AMCAP Fund® led the way as far as contributions to results over the period, followed by SMALLCAP World Fund® and Capital World Growth and Income Fund®. American High-Income Municipal Bond Fund® and American High-Income Trust® were among the bond funds that were additive and stabilizing. The series’ other underlying fixed income funds delivered slightly negative results, in concert with the Federal Reserve’s first rate hike of 2018 and worries on higher inflation.

Growth funds tended to outpace income-oriented funds, due in part to optimism over the health of the global economy. Fixed income funds tended to retreat over the period. As always, we remind investors that six months is a limited period from which to extract and examine results. It is very important to keep a long-term perspective and to note, as the table on page 3 reflects, all of the portfolios in the series have returned positive results over their five-year lifetimes.

Please note that effective January 1, 2018, in order to help clarify the objective of each portfolio, the names of three of the funds of funds within the American Funds Portfolio Series were changed:

•	American Funds Balanced PortfolioSM became American Funds Moderate Growth and Income PortfolioSM
•	American Funds Income PortfolioSM became American Funds Conservative Growth and Income PortfolioSM
•	American Funds Tax-Advantaged Income PortfolioSM became American Funds Tax-Advantaged Growth and Income PortfolioSM

Moving forward

Looking ahead, we believe the global economy will continue to grow over the short term, buoyed by a general trend toward deregulation and lower taxes in the United States. However, trade policy remains a concern. While current disputes between the U.S. and China have had little real economic impact, the possibility of escalation is worrisome.

In light of this and other geopolitical issues, we expect to see higher levels of volatility in equity markets. This is not necessarily a sign of trouble, but rather a return to normalcy as the past year’s lack of volatility was unusual. Overall we believe the market environment, given a foundation of strong corporate earnings, will be positive.

As always, we thank you for placing your trust in American Funds, and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 13, 2018

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended April 30, 2018, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	4.15%	16.86%	9.95%	12.79%
MSCI All Country World Index*,†	3.56	14.16	8.80	11.66
Lipper Global Large-Cap Growth Funds Index	3.57	14.59	9.56	11.84

American Funds Growth Portfolio	5.10	16.54	11.64	14.06
Standard & Poor’s 500 Composite Index*	3.82	13.27	12.96	15.16
MSCI All Country World ex USA Index*,†	3.47	15.91	5.46	8.92
Lipper Global Multi-Cap Growth Funds Index	4.68	17.13	10.12	12.29

American Funds Growth and Income Portfolio	3.20	11.44	8.68	10.93
Standard & Poor’s 500 Composite Index*	3.82	13.27	12.96	15.16
MSCI All Country World ex USA Index*,†	3.47	15.91	5.46	8.92
Bloomberg Barclays Global Aggregate Index*	1.19	4.09	0.89	1.12
Lipper Mixed-Asset Target Allocation Growth Funds Index	2.15	9.26	8.10	10.12

American Funds Moderate Growth and Income Portfolio	2.28	9.65	7.78	9.74
Standard & Poor’s 500 Composite Index*	3.82	13.27	12.96	15.16
MSCI All Country World ex USA Index*,†	3.47	15.91	5.46	8.92
Bloomberg Barclays U.S. Aggregate Index*	–1.87	–0.32	1.47	1.76
Lipper Mixed-Asset Target Allocation Growth Funds Index	2.15	9.26	8.10	10.12

American Funds Conservative Growth and Income Portfolio	0.20	5.31	5.56	7.30
Standard & Poor’s 500 Composite Index*	3.82	13.27	12.96	15.16
MSCI All Country World ex USA Index*,†	3.47	15.91	5.46	8.92
Bloomberg Barclays U.S. Aggregate Index*	–1.87	–0.32	1.47	1.76
Lipper Mixed-Asset Target Allocation Moderate Funds Index	0.98	6.60	6.28	7.99

American Funds Tax-Advantaged Growth and Income Portfolio	2.02	8.41	6.81	8.54
Standard & Poor’s 500 Composite Index*	3.82	13.27	12.96	15.16
MSCI All Country World ex USA Index*,†	3.47	15.91	5.46	8.92
Bloomberg Barclays Municipal Bond Index*	–0.97	1.56	2.44	2.78
Lipper Mixed-Asset Target Allocation Moderate Funds Index	0.98	6.60	6.28	7.99

American Funds Preservation Portfolio	–1.28	–0.98	0.43	0.65
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	–1.04	–0.60	0.69	0.84
Lipper Short-Intermediate Investment-Grade Debt Funds Index	–0.97	0.04	1.07	1.53

American Funds Tax-Exempt Preservation Portfolio	–1.04	0.09	1.14	1.59
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	–1.15	–0.12	1.21	1.37
Lipper Short-Intermediate Municipal Debt Funds Index	–1.03	–0.02	0.83	1.07

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited
Investment portfolio April 30, 2018

Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	14,088,343	$801,204
New Perspective Fund, Class R-6	14,420,439	640,411
The Growth Fund of America, Class R-6	9,268,324	480,192
SMALLCAP World Fund, Inc., Class R-6	5,555,239	320,204
		2,242,011

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	9,275,636	480,293
Fundamental Investors, Class R-6	7,761,512	480,282
		960,575

Total investment securities 100% (cost: $2,894,991,000)		3,202,586
Other assets less liabilities 0%		(1,042)

Net assets 100%		$3,201,544

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited
Investment portfolio April 30, 2018

Growth funds 65%	Shares	Value (000)
The Growth Fund of America, Class R-6	25,299,896	$1,310,788
AMCAP Fund, Class R-6	39,335,979	1,306,348
EuroPacific Growth Fund, Class R-6	17,290,650	983,319
SMALLCAP World Fund, Inc., Class R-6	11,328,675	652,985
		4,253,440

Growth-and-income funds 35%
Fundamental Investors, Class R-6	21,110,840	1,306,339
The Investment Company of America, Class R-6	24,430,161	979,405
		2,285,744

Total investment securities 100% (cost: $5,597,653,000)		6,539,184
Other assets less liabilities 0%		(2,285)

Net assets 100%		$6,536,899

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2018

Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	23,972,310	$1,242,005

Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	39,903,420	2,066,199
The Investment Company of America, Class R-6	51,492,046	2,064,316
		4,130,515

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	20,377,153	1,237,912
American Balanced Fund, Class R-6	30,750,500	824,729
		2,062,641

Fixed income funds 10%
The Bond Fund of America, Class R-6	66,362,067	830,853

Total investment securities 100% (cost: $7,455,949,000)		8,266,014
Other assets less liabilities 0%		(2,962)

Net assets 100%		$8,263,052

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio	unaudited
(formerly American Funds Balanced Portfolio)
Investment portfolio April 30, 2018

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	16,828,635	$747,360

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	21,621,065	1,119,539
Washington Mutual Investors Fund, Class R-6	16,424,543	743,867
		1,863,406

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	69,460,169	1,862,922
American Funds Global Balanced Fund, Class R-6	57,230,188	1,862,842
		3,725,764

Fixed income funds 15%
The Bond Fund of America, Class R-6	89,762,852	1,123,831

Total investment securities 100% (cost: $6,784,787,000)		7,460,361
Other assets less liabilities 0%		(2,759)

Net assets 100%		$7,457,602

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	51,804,196	5,475,279	49,287	57,230,188	$(7)	$1,173	$19,834	$1,862,842

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Conservative Growth and Income Portfolio	unaudited
(formerly American Funds Income Portfolio)
Investment portfolio April 30, 2018

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	23,329,872	$933,195

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	19,227,207	1,168,053
The Income Fund of America, Class R-6	51,147,258	1,165,134
		2,333,187

Fixed income funds 30%
American High-Income Trust, Class R-6	69,352,671	706,704
U.S. Government Securities Fund, Class R-6	52,920,999	704,379
		1,411,083

Total investment securities 100% (cost: $4,422,068,000)		4,677,465
Other assets less liabilities 0%		(1,389)

Net assets 100%		$4,676,076

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	49,524,485	3,879,114	482,600	52,920,999	$(159)	$(23,117)	$6,661	$704,379

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Growth and Income Portfolio	unaudited
(formerly American Funds Tax-Advantaged Income Portfolio)
Investment portfolio April 30, 2018

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	7,749,439	$401,266
Washington Mutual Investors Fund, Class R-6	6,616,153	299,646
American Mutual Fund, Class R-6	7,489,838	299,593
		1,000,505

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	32,040,806	501,759
The Tax-Exempt Bond Fund of America, Class R-6	39,356,673	501,404
		1,003,163

Total investment securities 100% (cost: $1,903,624,000)		2,003,668
Other assets less liabilities 0%		(615)

Net assets 100%		$2,003,053

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2018 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	26,753,484	6,587,654	1,300,332	32,040,806	$(211)	$(5,949)	$9,320	$501,759

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited
Investment portfolio April 30, 2018

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	65,196,514	$854,074
Short-Term Bond Fund of America, Class R-6	58,159,641	569,383
		1,423,457

Total investment securities 100% (cost: $1,462,910,000)		1,423,457
Other assets less liabilities 0%		(463)

Net assets 100%		$1,422,994

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	64,547,274	3,633,962	2,984,722	65,196,514	$(291)	$(20,033)	$7,645	$854,074
Short-Term Bond Fund of America, Class R-6	58,053,585	3,169,531	3,063,475	58,159,641	(169)	(8,634)	5,095	569,383
Total 100%					$(460)	$(28,667)	$12,740	$1,423,457

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio April 30, 2018

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,912,550	$292,010
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,519,957	125,074
		417,084

Total investment securities 100% (cost: $428,682,000)		417,084
Other assets less liabilities 0%		(122)

Net assets 100%		$416,962

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2018 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,361,557	1,545,140	1,994,147	18,912,550	$(1,247)	$(4,768)	$3,467	$292,010
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,888,610	954,368	1,323,021	12,519,957	(82)	(1,847)	973	125,074
Total 100%					$(1,329)	$(6,615)	$4,440	$417,084

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2018

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,202,586	$6,539,184	$8,266,014
Affiliated issuers	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	5,963	9,051	10,300
Dividends	—	—	1,773
Total assets	3,208,549	6,548,235	8,278,087

Liabilities:
Payables for:
Purchases of investments	4,911	5,021	5,436
Repurchases of fund’s shares	984	3,988	6,659
Services provided by related parties	1,083	2,263	2,883
Trustees’ deferred compensation	6	13	19
Other	21	51	38
Total liabilities	7,005	11,336	15,035
Net assets at April 30, 2018	$3,201,544	$6,536,899	$8,263,052

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,779,291	$5,332,442	$7,144,103
(Distributions in excess of) undistributed net investment income	(969)	(999)	(2,267)
Undistributed (accumulated) net realized gain (loss)	115,628	263,925	311,151
Net unrealized appreciation (depreciation)	307,594	941,531	810,065
Net assets at April 30, 2018	$3,201,544	$6,536,899	$8,263,052

Investment securities, at cost:
Unaffiliated issuers	$2,894,991	$5,597,653	$7,455,949
Affiliated issuers	—	—	—

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio (formerly Balanced Portfolio)	Conservative Growth and Income Portfolio (formerly Income Portfolio)	Tax-Advantaged Growth and Income Portfolio (formerly Tax-Advantaged Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$5,597,519	$3,973,086	$1,501,909	$—	$—
1,862,842	704,379	501,759	1,423,457	417,084
—	—	—	997	202
9,691	4,252	2,325	1,101	114
2,390	4,995	2,921	2,548	742
7,472,442	4,686,712	2,008,914	1,428,103	418,142

6,058	6,341	4,735	2,548	742
6,014	2,634	511	2,103	316
2,726	1,638	611	446	121
16	12	4	4	1
26	11	—	8	—
14,840	10,636	5,861	5,109	1,180
$7,457,602	$4,676,076	$2,003,053	$1,422,994	$416,962

$6,588,386	$4,344,311	$1,864,851	$1,463,495	$436,555
9,688	4,711	3,137	835	224
183,954	71,657	35,021	(1,883)	(8,219)
675,574	255,397	100,044	(39,453)	(11,598)
$7,457,602	$4,676,076	$2,003,053	$1,422,994	$416,962

$5,026,731	$3,686,629	$1,405,271	$—	$—
1,758,056	735,439	498,353	1,462,910	428,682

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2018

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,771,775	$3,785,694	$5,235,889
	Shares outstanding	104,011	205,381	346,016
	Net asset value per share	$17.03	$18.43	$15.13
Class C:	Net assets	$356,732	$830,577	$1,160,063
	Shares outstanding	21,259	45,811	77,150
	Net asset value per share	$16.78	$18.13	$15.04
Class T:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.05	$18.43	$15.13
Class F-1:	Net assets	$79,035	$90,303	$164,887
	Shares outstanding	4,635	4,902	10,898
	Net asset value per share	$17.05	$18.42	$15.13
Class F-2:	Net assets	$342,897	$380,595	$487,672
	Shares outstanding	20,061	20,573	32,180
	Net asset value per share	$17.09	$18.50	$15.15
Class F-3:	Net assets	$50,012	$51,724	$49,676
	Shares outstanding	2,932	2,802	3,282
	Net asset value per share	$17.06	$18.46	$15.14
Class 529-A:	Net assets	$275,356	$669,910	$493,010
	Shares outstanding	16,186	36,392	32,595
	Net asset value per share	$17.01	$18.41	$15.13
Class 529-C:	Net assets	$78,205	$186,739	$159,697
	Shares outstanding	4,660	10,312	10,611
	Net asset value per share	$16.78	$18.11	$15.05
Class 529-E:	Net assets	$11,082	$30,247	$22,815
	Shares outstanding	655	1,654	1,511
	Net asset value per share	$16.93	$18.29	$15.09
Class 529-T:	Net assets	$12	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.04	$18.43	$15.13
Class 529-F-1:	Net assets	$22,943	$68,131	$37,989
	Shares outstanding	1,344	3,688	2,509
	Net asset value per share	$17.07	$18.47	$15.14

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio (formerly Balanced Portfolio)	Conservative Growth and Income Portfolio (formerly Income Portfolio)	Tax-Advantaged Growth and Income Portfolio (formerly Tax-Advantaged Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$4,503,866	$3,244,096	$1,415,720	$973,531	$322,450
304,666	261,563	105,180	100,179	33,541
$14.78	$12.40	$13.46	$9.72	$9.61
$1,090,621	$674,200	$242,065	$135,791	$50,158
74,237	54,656	18,103	13,993	5,225
$14.69	$12.34	$13.37	$9.70	$9.60
$11	$10	$11	$10	$10
1	1	1	1	1
$14.79	$12.41	$13.46	$9.72	$9.62
$141,531	$89,185	$184,054	$23,078	$7,194
9,573	7,187	13,680	2,374	748
$14.78	$12.41	$13.45	$9.72	$9.62
$512,335	$287,793	$122,039	$79,557	$34,924
34,607	23,171	9,054	8,186	3,633
$14.80	$12.42	$13.48	$9.72	$9.61
$66,799	$38,391	$39,164	$1,700	$2,226
4,517	3,095	2,907	175	232
$14.79	$12.40	$13.47	$9.72	$9.61
$321,079	$126,521		$100,774
21,725	10,205		10,373
$14.78	$12.40		$9.72
$119,342	$46,401		$27,817
8,111	3,758		2,865
$14.71	$12.35		$9.71
$12,185	$6,386		$4,392
826	515		452
$14.75	$12.39		$9.71
$11	$11		$10
1	1		1
$14.79	$12.40		$9.72
$35,658	$15,851		$15,995
2,409	1,277		1,646
$14.80	$12.41		$9.72

American Funds Portfolio Series	15

Statements of assets and liabilities
at April 30, 2018

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class R-1:	Net assets	$4,353	$12,327	$9,047
	Shares outstanding	258	677	600
	Net asset value per share	$16.85	$18.21	$15.07
Class R-2:	Net assets	$76,885	$160,922	$135,686
	Shares outstanding	4,595	8,882	9,032
	Net asset value per share	$16.73	$18.12	$15.02
Class R-2E:	Net assets	$2,441	$6,914	$8,676
	Shares outstanding	144	379	575
	Net asset value per share	$16.92	$18.22	$15.09
Class R-3:	Net assets	$42,997	$101,583	$93,356
	Shares outstanding	2,541	5,548	6,191
	Net asset value per share	$16.92	$18.31	$15.08
Class R-4:	Net assets	$21,316	$54,882	$73,423
	Shares outstanding	1,253	2,983	4,854
	Net asset value per share	$17.01	$18.40	$15.13
Class R-5E:	Net assets	$1,103	$7,820	$5,377
	Shares outstanding	65	425	356
	Net asset value per share	$17.01	$18.40	$15.12
Class R-5:	Net assets	$8,564	$23,936	$20,958
	Shares outstanding	499	1,288	1,380
	Net asset value per share	$17.17	$18.57	$15.18
Class R-6:	Net assets	$55,825	$74,572	$104,809
	Shares outstanding	3,244	4,023	6,913
	Net asset value per share	$17.21	$18.54	$15.16

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio (formerly Balanced Portfolio)	Conservative Growth and Income Portfolio (formerly Income Portfolio)	Tax-Advantaged Growth and Income Portfolio (formerly Tax-Advantaged Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$11,136	$1,814		$310
757	147		32
$14.72	$12.35		$9.72
$108,939	$33,128		$14,084
7,412	2,684		1,453
$14.70	$12.34		$9.69
$4,587	$232		$1,338
310	19		138
$14.78	$12.39		$9.72
$114,506	$31,755		$16,041
7,765	2,565		1,652
$14.75	$12.38		$9.71
$93,384	$35,741		$11,246
6,317	2,882		1,157
$14.78	$12.40		$9.72
$7,371	$3,072		$218
498	248		23
$14.79	$12.39		$9.73
$21,050	$7,074		$2,249
1,421	569		231
$14.81	$12.43		$9.72
$293,191	$34,415		$14,853
19,792	2,770		1,528
$14.81	$12.43		$9.72

American Funds Portfolio Series	17

Statements of operations

for the six months ended April 30, 2018

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$21,420	$47,536	$85,961
Affiliated issuers	—	—	—
	21,420	47,536	85,961
Fees and expenses*:
Distribution services	5,004	10,790	14,407
Transfer agent services	1,301	2,800	3,513
Reports to shareholders	67	144	186
Registration statement and prospectus	342	463	433
Trustees’ compensation	5	10	13
Auditing and legal	— †	2	2
Custodian	6	6	6
Other	122	309	239
Total fees and expenses	6,847	14,524	18,799
Net investment income	14,573	33,012	67,162

Net realized gain (loss) and unrealized depreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(75)	(24)	4,346
Affiliated issuers	—	—	—
Capital gain distributions received	115,883	264,472	307,493
	115,808	264,448	311,839
Net unrealized depreciation on investments:
Unaffiliated issuers	(25,022)	(7,906)	(142,790)
Affiliated issuers	—	—	—
	(25,022)	(7,906)	(142,790)
Net realized gain (loss) and unrealized depreciation	90,786	256,542	169,049
Net increase (decrease) in net assets resulting from operations	$105,359	$289,554	$236,211

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

18	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio (formerly Balanced Portfolio)	Conservative Growth and Income Portfolio (formerly Income Portfolio)	Tax-Advantaged Growth and Income Portfolio (formerly Tax-Advantaged Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$56,571	$73,026	$17,118	$—	$—
19,834	6,661	9,320	12,740	4,440
76,405	79,687	26,438	12,740	4,440

13,039	8,236	3,343	2,582	767
3,057	1,993	778	631	183
166	108	44	34	10
453	329	241	231	99
11	8	3	2	1
2	1	— †	— †	— †
6	6	6	6	6
166	67	3	50	1
16,900	10,748	4,418	3,536	1,067
59,505	68,939	22,020	9,204	3,373

9	(150)	(215)	—	—
(7)	(159)	(211)	(460)	(1,329)
185,160	76,100	35,887	—	—
185,162	75,791	35,461	(460)	(1,329)

(98,720)	(114,782)	(21,367)	—	—
1,173	(23,117)	(5,949)	(28,667)	(6,615)
(97,547)	(137,899)	(27,316)	(28,667)	(6,615)
87,615	(62,108)	8,145	(29,127)	(7,944)

$147,120	$6,831	$30,165	$(19,923)	$(4,571)

American Funds Portfolio Series	19

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017
Operations:
Net investment income	$14,573	$18,429	$33,012	$39,244	$67,162	$118,838
Net realized gain (loss)	115,808	150,912	264,448	167,492	311,839	150,940
Net unrealized (depreciation) appreciation	(25,022)	313,133	(7,906)	849,844	(142,790)	816,444
Net increase (decrease) in net assets resulting from operations	105,359	482,474	289,554	1,056,580	236,211	1,086,222

Dividends and distributions paid to shareholders:
Dividends from net investment income	(15,537)	(15,700)	(34,001)	(35,599)	(69,414)	(116,273)
Distributions from net realized gain on investments	(143,644)	(45,356)	(157,086)	(138,199)	(136,889)	(144,461)
Total dividends and distributions paid to shareholders	(159,181)	(61,056)	(191,087)	(173,798)	(206,303)	(260,734)
Net capital share transactions	671,155	378,154	703,246	739,162	671,127	800,173

Total increase (decrease) in net assets	617,333	799,572	801,713	1,621,944	701,035	1,625,661

Net assets:
Beginning of period	2,584,211	1,784,639	5,735,186	4,113,242	7,562,017	5,936,356
End of period	$3,201,544	$2,584,211	$6,536,899	$5,735,186	$8,263,052	$7,562,017
(Distributions in excess of) undistributed net investment income	$(969)	$(5)	$(999)	$(10)	$(2,267)	$(15)

*Unaudited.

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio (formerly Balanced Portfolio)		Conservative Growth and Income Portfolio (formerly Income Portfolio)		Tax-Advantaged Growth and Income Portfolio (formerly Tax-Advantaged Income Portfolio)		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017	Six months ended April 30 2018*	Year ended October 31 2017

$59,505	$89,652	$68,939	$117,774	$22,020	$35,120	$9,204	$12,652	$3,373	$7,686
185,162	149,595	75,791	28,272	35,461	31,355	(460)	1,892	(1,329)	(3,833)
(97,547)	582,678	(137,899)	306,992	(27,316)	91,563	(28,667)	(14,583)	(6,615)	(1,408)

147,120	821,925	6,831	453,038	30,165	158,038	(19,923)	(39)	(4,571)	2,445

(56,288)	(89,343)	(67,731)	(120,943)	(21,651)	(34,201)	(8,869)	(14,496)	(3,381)	(7,786)
(135,406)	(102,336)	(20,998)	(15,840)	(29,001)	(10,550)	—	(680)	—	—
(191,694)	(191,679)	(88,729)	(136,783)	(50,652)	(44,751)	(8,869)	(15,176)	(3,381)	(7,786)
764,411	952,139	208,499	436,076	325,924	439,815	9,669	216,053	(10,608)	(6,593)
719,837	1,582,385	126,601	752,331	305,437	553,102	(19,123)	200,838	(18,560)	(11,934)

6,737,765	5,155,380	4,549,475	3,797,144	1,697,616	1,144,514	1,442,117	1,241,279	435,522	447,456
$7,457,602	$6,737,765	$4,676,076	$4,549,475	$2,003,053	$1,697,616	$1,422,994	$1,442,117	$416,962	$435,522

$9,688	$6,471	$4,711	$3,503	$3,137	$2,768	$835	$500	$224	$232

American Funds Portfolio Series	21

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio (formerly American Funds Balanced Portfolio)	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio (formerly American Funds Income Portfolio)	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Growth and Income Portfolio (formerly American Funds Tax-Advantaged Income Portfolio)	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 19 share classes consisting of seven retail share classes (Classes A, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

22	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

24	American Funds Portfolio Series

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

American Funds Portfolio Series	25

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

26	American Funds Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2017
Undistributed ordinary income	$—	$—	$—	$6,484
Undistributed long-term capital gains	143,629	157,056	136,839	135,369
As of April 30, 2018
Gross unrealized appreciation on investments	307,356	941,012	834,712	692,071
Gross unrealized depreciation on investments	—	—	(25,285)	(17,693)
Net unrealized appreciation (depreciation) on investments	307,356	941,012	809,427	674,378
Cost of investments	2,895,230	5,598,172	7,456,587	6,785,983

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2017
Undistributed ordinary income	$3,513	$1,098	$503	$—
Undistributed tax-exempt income	—	1,672	—	233
Undistributed long-term capital gains	20,992	28,994	—	—
Capital loss carryforward*	—	—	(478)	(6,439)
As of April 30, 2018
Gross unrealized appreciation on investments	334,320	109,166	—	2,096
Gross unrealized depreciation on investments	(83,624)	(9,986)	(40,222)	(14,022)
Net unrealized appreciation (depreciation) on investments	250,696	99,180	(40,222)	(11,926)
Cost of investments	4,426,769	1,904,488	1,463,679	429,010

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2018				Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,082		$81,139	$91,221	$10,788		$27,044		$37,832
Class B1					—		10		10
Class C	36		16,475	16,511	617		5,840		6,457
Class T2	—	[3]	1	1	—		—		—
Class F-1	408		3,290	3,698	367		993		1,360
Class F-2	2,318		14,096	16,414	1,329		2,765		4,094
Class F-3[4]	164		927	1,091	—		—		—
Class 529-A	1,528		12,562	14,090	1,465		3,819		5,284
Class 529-B1					—		3		3
Class 529-C	—		3,786	3,786	22		1,317		1,339
Class 529-E	41		486	527	42		145		187
Class 529-T2	—	[3]	1	1	—		—		—
Class 529-F-1	147		951	1,098	121		269		390
Class R-1	5		214	219	—		59		59
Class R-2	19		3,779	3,798	173		1,250		1,423
Class R-2E	6		95	101	11		25		36
Class R-3	149		1,953	2,102	162		573		735
Class R-4	108		897	1,005	119		296		415
Class R-5E	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class R-5	70		417	487	62		125		187
Class R-6	456		2,574	3,030	422		823		1,245
Total	$15,537		$143,644	$159,181	$15,700		$45,356		$61,056

Growth Portfolio

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$23,969		$91,462		$115,431		$25,081		$83,165		$108,246
Class B1							—		35		35
Class C	53		20,938		20,991		1,607		19,972		21,579
Class T2	—	[3]	—	[3]	—	[3]	—		—		—
Class F-1	547		2,224		2,771		579		2,066		2,645
Class F-2	2,785		8,271		11,056		2,074		5,800		7,874
Class F-3[4]	246		667		913		—		—		—
Class 529-A	4,053		15,980		20,033		3,607		12,636		16,243
Class 529-B1							—		4		4
Class 529-C	—		4,764		4,764		389		4,516		4,905
Class 529-E	125		728		853		126		598		724
Class 529-T2	—	[3]	—	[3]	—	[3]	—		—		—
Class 529-F-1	504		1,555		2,059		347		1,025		1,372
Class R-1	4		256		260		12		237		249
Class R-2	80		3,899		3,979		323		3,240		3,563
Class R-2E	23		178		201		31		126		157
Class R-3	396		2,434		2,830		416		1,888		2,304
Class R-4	333		1,300		1,633		315		1,079		1,394
Class R-5E	53		149		202		—	[3]	—	[3]	—	[3]
Class R-5	200		570		770		175		465		640
Class R-6	630		1,711		2,341		517		1,347		1,864
Total	$34,001		$157,086		$191,087		$35,599		$138,199		$173,798

28	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$47,304		$87,067		$134,371		$81,593		$94,686		$176,279
Class B1							6		32		38
Class C	6,425		19,904		26,329		11,596		22,610		34,206
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	1,487		2,812		4,299		2,416		2,808		5,224
Class F-2	4,573		7,276		11,849		5,780		5,299		11,079
Class F-3[4]	418		597		1,015		154		—		154
Class 529-A	4,337		8,145		12,482		6,948		8,095		15,043
Class 529-B1							1		6		7
Class 529-C	800		2,707		3,507		1,552		3,177		4,729
Class 529-E	173		372		545		292		401		693
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	367		618		985		596		621		1,217
Class R-1	44		134		178		74		146		220
Class R-2	735		2,243		2,978		1,227		2,234		3,461
Class R-2E	60		147		207		70		90		160
Class R-3	683		1,493		2,176		1,096		1,429		2,525
Class R-4	688		1,331		2,019		1,181		1,364		2,545
Class R-5E	45		69		114		—	[3]	—	[3]	—	[3]
Class R-5	214		346		560		253		176		429
Class R-6	1,061		1,628		2,689		1,438		1,287		2,725
Total	$69,414		$136,889		$206,303		$116,273		$144,461		$260,734

Moderate Growth and Income Portfolio

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$36,346		$81,920		$118,266		$59,670		$63,486		$123,156
Class B1							5		22		27
Class C	5,185		20,556		25,741		8,824		17,262		26,086
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	1,197		2,802		3,999		2,068		2,335		4,403
Class F-2	4,366		8,345		12,711		5,660		4,690		10,350
Class F-3[4]	526		929		1,455		116		—		116
Class 529-A	2,586		5,871		8,457		3,888		4,297		8,185
Class 529-B1							1		3		4
Class 529-C	493		2,222		2,715		955		2,032		2,987
Class 529-E	82		218		300		148		192		340
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	319		639		958		478		446		924
Class R-1	49		197		246		99		214		313
Class R-2	521		2,053		2,574		815		1,487		2,302
Class R-2E	15		99		114		103		65		168
Class R-3	752		2,051		2,803		1,210		1,544		2,754
Class R-4	799		1,851		2,650		1,263		1,234		2,497
Class R-5E	56		100		156		23		—	[3]	23
Class R-5	209		413		622		286		235		521
Class R-6	2,787		5,140		7,927		3,731		2,792		6,523
Total	$56,288		$135,406		$191,694		$89,343		$102,336		$191,679

See end of tables for footnotes.

American Funds Portfolio Series	29

Conservative Growth and Income Portfolio

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$48,933		$14,627		$63,560		$88,221		$11,087		$99,308
Class B1							5		3		8
Class C	7,781		3,147		10,928		15,142		2,591		17,733
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	1,350		412		1,762		2,538		333		2,871
Class F-2	4,541		1,250		5,791		7,000		760		7,760
Class F-3[4]	528		126		654		174		—		174
Class 529-A	1,740		503		2,243		2,630		332		2,962
Class 529-B1							1		—	[3]	1
Class 529-C	495		206		701		1,102		192		1,294
Class 529-E	85		29		114		169		24		193
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	201		45		246		289		36		325
Class R-1	21		9		30		41		8		49
Class R-2	369		146		515		691		113		804
Class R-2E	4		1		5		8		1		9
Class R-3	422		142		564		774		106		880
Class R-4	559		169		728		1,010		128		1,138
Class R-5E	47		13		60		6		1		7
Class R-5	112		31		143		178		19		197
Class R-6	543		142		685		964		106		1,070
Total	$67,731		$20,998		$88,729		$120,943		$15,840		$136,783

Tax-Advantaged Growth and Income Portfolio

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income[5]		Long-term capital gains		Total dividends and distributions paid		Ordinary income[5]		Long-term capital gains		Total dividends and distributions paid
Class A	$15,799		$20,767		$36,566		$26,502		$8,157		$34,659
Class B1							—	[3]	—	[3]	—	[3]
Class C	1,977		3,636		5,613		3,350		1,425		4,775
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	1,968		2,450		4,418		2,054		411		2,465
Class F-2	1,486		1,726		3,212		2,106		557		2,663
Class F-3[4]	421		422		843		189		—		189
Total	$21,651		$29,001		$50,652		$34,201		$10,550		$44,751

30	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2018					Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$6,453		$—	$6,453		$10,538		$439		$10,977
Class B1						—	[3]	—	[3]	—	[3]
Class C	419		—	419		865		97		962
Class T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	156		—	156		324		15		339
Class F-2	636		—	636		799		27		826
Class F-3[4]	12		—	12		5		—		5
Class 529-A	626		—	626		940		41		981
Class 529-B1						—	[3]	—	[3]	—	[3]
Class 529-C	70		—	70		160		19		179
Class 529-E	22		—	22		33		2		35
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	124		—	124		221		8		229
Class R-1	1		—	1		5		1		6
Class R-2	43		—	43		90		9		99
Class R-2E	6		—	6		19		1		20
Class R-3	82		—	82		151		9		160
Class R-4	74		—	74		128		5		133
Class R-5E	1		—	1		—	[3]	—	[3]	—	[3]
Class R-5	22		—	22		30		1		31
Class R-6	122		—	122		188		6		194
Total	$8,869		$—	$8,869		$14,496		$680		$15,176

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2018					Year ended October 31, 2017
Share class	Ordinary income[5]		Long-term capital gains	Total dividends paid		Ordinary income[5]		Long-term capital gains	Total dividends paid
Class A	$2,715		$—	$2,715		$6,177		$—	$6,177
Class B1						—	[3]	—	—	[3]
Class C	241		—	241		692		—	692
Class T2	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	64		—	64		189		—	189
Class F-2	337		—	337		719		—	719
Class F-3[4]	24		—	24		9		—	9
Total	$3,381		$—	$3,381		$7,786		$—	$7,786

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Moderate Growth and Income Portfolio	—	—
Conservative Growth and Income Portfolio	—	—
Tax-Advantaged Growth and Income Portfolio	224	Not applicable
Preservation Portfolio	28	—
Tax-Exempt Preservation Portfolio	857	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2018, were as follows
(dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$2,207	$655		Not applicable
Class C	1,629	132		Not applicable
Class T	—	—	*	Not applicable
Class F-1	86	37		Not applicable
Class F-2	Not applicable	148		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	265	110		$83
Class 529-C	372	32		25
Class 529-E	25	2		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	8		7
Class R-1	21	2		Not applicable
Class R-2	272	129		Not applicable
Class R-2E	6	2		Not applicable
Class R-3	98	30		Not applicable
Class R-4	23	10		Not applicable
Class R-5E	Not applicable	1		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$5,004	$1,301		$118

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$4,074	$1,463		Not applicable
Class C	4,010	330		Not applicable
Class T	—	—	*	Not applicable
Class F-1	109	48		Not applicable
Class F-2	Not applicable	171		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	662	278		$209
Class 529-C	923	82		61
Class 529-E	71	7		10
Class 529-T	—	—	*	—	*
Class 529-F-1	—	27		21
Class R-1	51	5		Not applicable
Class R-2	566	268		Not applicable
Class R-2E	20	7		Not applicable
Class R-3	239	74		Not applicable
Class R-4	65	27		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$10,790	$2,800		$301

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$6,270	$2,070		Not applicable
Class C	5,715	474		Not applicable
Class T	—	—	*	Not applicable
Class F-1	200	89		Not applicable
Class F-2	Not applicable	223		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	516	210		$157
Class 529-C	789	70		52
Class 529-E	55	5		7
Class 529-T	—	—	*	—	*
Class 529-F-1	—	16		12
Class R-1	39	4		Not applicable
Class R-2	485	226		Not applicable
Class R-2E	25	9		Not applicable
Class R-3	221	68		Not applicable
Class R-4	92	38		Not applicable
Class R-5E	Not applicable	3		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$14,407	$3,513		$228

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$5,733	$1,753		Not applicable
Class C	5,327	441		Not applicable
Class T	—	—	*	Not applicable
Class F-1	178	80		Not applicable
Class F-2	Not applicable	233		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	330	135		$102
Class 529-C	590	52		39
Class 529-E	29	3		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	15		11
Class R-1	52	5		Not applicable
Class R-2	395	185		Not applicable
Class R-2E	18	8		Not applicable
Class R-3	272	83		Not applicable
Class R-4	115	49		Not applicable
Class R-5E	Not applicable	4		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$13,039	$3,057		$156

See end of tables for footnote.

American Funds Portfolio Series	33

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$4,064	$1,328		Not applicable
Class C	3,424	287		Not applicable
Class T	—	—	*	Not applicable
Class F-1	112	51		Not applicable
Class F-2	Not applicable	145		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	132	50		$38
Class 529-C	235	21		16
Class 529-E	16	2		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	5		4
Class R-1	9	1		Not applicable
Class R-2	120	56		Not applicable
Class R-2E	1	—	*	Not applicable
Class R-3	77	24		Not applicable
Class R-4	46	19		Not applicable
Class R-5E	Not applicable	2		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$8,236	$1,993		$60

Tax-Advantaged Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,989	$537
Class C	1,145	94
Class T	—	—	*
Class F-1	209	90
Class F-2	Not applicable	57
Class F-3	Not applicable	—	*
Total class-specific expenses	$3,343	$778

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$1,458	$407		Not applicable
Class C	720	61		Not applicable
Class T	—	—	*	Not applicable
Class F-1	30	14		Not applicable
Class F-2	Not applicable	41		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	105	41		$31
Class 529-C	144	13		10
Class 529-E	10	1		1
Class 529-T	—	—	*	—	*
Class 529-F-1	—	7		6
Class R-1	3	—	*	Not applicable
Class R-2	54	25		Not applicable
Class R-2E	5	2		Not applicable
Class R-3	39	12		Not applicable
Class R-4	14	6		Not applicable
Class R-5E	Not applicable	—	*	Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$2,582	$631		$48

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$498	$137
Class C	259	22
Class T	—	—	*
Class F-1	10	5
Class F-2	Not applicable	19
Class F-3	Not applicable	—	*
Total class-specific expenses	$767	$183

*	Amount less than one thousand.

34	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$5	$—	*	$5
Growth Portfolio	10	—	*	10
Growth and Income Portfolio	13	—	*	13
Moderate Growth and Income Portfolio	11	—	*	11
Conservative Growth and Income Portfolio	8	—	*	8
Tax-Advantaged Growth and Income Portfolio	3	—	*	3
Preservation Portfolio	2	—	*	2
Tax-Exempt Preservation Portfolio	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2018, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$644,452	$1,869
Growth Portfolio	810,394	867
Growth and Income Portfolio	851,341	7,756
Moderate Growth and Income Portfolio	826,762	9,251
Conservative Growth and Income Portfolio	291,559	27,211
Tax-Advantaged Growth and Income Portfolio	377,538	44,155
Preservation Portfolio	79,588	69,635
Tax-Exempt Preservation Portfolio	33,751	44,358

American Funds Portfolio Series	35

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$360,363	20,847		$90,839	5,439		$(119,653)	(6,933)	$331,549	19,353
Class C	79,684	4,681		16,477	999		(29,423)	(1,728)	66,738	3,952
Class T	—	—		—	—		—	—	—	—
Class F-1	27,009	1,565		3,696	221		(8,498)	(492)	22,207	1,294
Class F-2	131,541	7,583		16,307	974		(47,521)	(2,745)	100,327	5,812
Class F-3	37,037	2,140		1,091	66		(2,447)	(142)	35,681	2,064
Class 529-A	59,772	3,453		14,090	845		(12,162)	(704)	61,700	3,594
Class 529-C	12,309	721		3,783	229		(7,779)	(454)	8,313	496
Class 529-E	2,885	169		522	32		(783)	(46)	2,624	155
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	7,701	446		1,096	65		(2,265)	(130)	6,532	381
Class R-1	1,480	86		215	13		(555)	(33)	1,140	66
Class R-2	18,345	1,080		3,797	231		(11,010)	(651)	11,132	660
Class R-2E	958	56		100	6		(63)	(4)	995	58
Class R-3	10,603	622		2,101	127		(4,852)	(282)	7,852	467
Class R-4	6,193	362		1,006	60		(2,671)	(155)	4,528	267
Class R-5E	1,125	66		—	—		(42)	(2)	1,083	64
Class R-5	1,662	95		487	29		(1,178)	(68)	971	56
Class R-6	10,802	623		3,030	180		(6,050)	(347)	7,782	456
Total net increase (decrease)	$769,469	44,595		$158,638	9,516		$(256,952)	(14,916)	$671,155	39,195

Year ended October 31, 2017

Class A	$354,909	22,648		$37,638	2,727		$(242,404)	(15,891)	$150,143	9,484
Class B3	9	—	[2]	11	1		(626)	(43)	(606)	(42)
Class C	71,152	4,624		6,439	472		(59,814)	(3,974)	17,777	1,122
Class T4	10	1		—	—		—	—	10	1
Class F-1	29,543	1,855		1,360	98		(22,218)	(1,440)	8,685	513
Class F-2	146,270	9,178		4,041	292		(39,394)	(2,537)	110,917	6,933
Class F-3[5]	14,415	885		—	—		(278)	(17)	14,137	868
Class 529-A	49,676	3,198		5,284	383		(19,235)	(1,265)	35,725	2,316
Class 529-B3	2	—	[2]	3	—	[2]	(135)	(9)	(130)	(9)
Class 529-C	13,592	891		1,338	98		(11,328)	(784)	3,602	205
Class 529-E	2,037	132		187	14		(475)	(31)	1,749	115
Class 529-T4	10	1		—	—		—	—	10	1
Class 529-F-1	5,634	360		390	28		(1,954)	(127)	4,070	261
Class R-1	1,424	94		57	4		(1,583)	(107)	(102)	(9)
Class R-2	25,724	1,694		1,424	104		(18,147)	(1,192)	9,001	606
Class R-2E	456	29		36	3		(235)	(14)	257	18
Class R-3	13,846	902		734	53		(6,714)	(440)	7,866	515
Class R-4	7,946	520		415	30		(4,339)	(284)	4,022	266
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	3,396	217		187	14		(1,318)	(81)	2,265	150
Class R-6	13,632	860		1,244	90		(6,120)	(391)	8,756	559
Total net increase (decrease)	$753,683	48,089		$60,788	4,411		$(436,317)	(28,627)	$378,154	23,873

36	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$523,967	28,243	$115,030		6,359		$(273,832)	(14,784)	$365,165	19,818
Class C	114,596	6,276	20,934		1,173		(80,548)	(4,411)	54,982	3,038
Class T	—	—	—		—		—	—	—	—
Class F-1	22,124	1,194	2,769		153		(14,448)	(776)	10,445	571
Class F-2	131,858	7,088	10,929		603		(60,640)	(3,250)	82,147	4,441
Class F-3	29,731	1,577	907		50		(2,467)	(132)	28,171	1,495
Class 529-A	104,221	5,626	20,030		1,108		(30,440)	(1,647)	93,811	5,087
Class 529-C	18,816	1,032	4,760		267		(24,826)	(1,369)	(1,250)	(70)
Class 529-E	3,825	208	853		48		(932)	(51)	3,746	205
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	11,367	612	2,059		114		(2,688)	(144)	10,738	582
Class R-1	4,052	222	258		15		(1,172)	(64)	3,138	173
Class R-2	33,618	1,842	3,977		223		(18,251)	(1,003)	19,344	1,062
Class R-2E	1,258	69	201		11		(310)	(17)	1,149	63
Class R-3	21,060	1,143	2,830		157		(11,781)	(636)	12,109	664
Class R-4	9,574	518	1,633		90		(5,786)	(311)	5,421	297
Class R-5E	2,661	146	202		11		(896)	(49)	1,967	108
Class R-5	4,290	230	769		42		(3,491)	(188)	1,568	84
Class R-6	16,899	907	2,340		129		(8,644)	(465)	10,595	571
Total net increase (decrease)	$1,053,917	56,933	$190,481		10,553		$(541,152)	(29,297)	$703,246	38,189

Year ended October 31, 2017

Class A	$769,267	47,161	$107,885		7,212		$(544,326)	(33,520)	$332,826	20,853
Class B3	138	9	35		2		(1,594)	(103)	(1,421)	(92)
Class C	184,736	11,534	21,529		1,458		(160,575)	(10,019)	45,690	2,973
Class T4	10	1	—		—		—	—	10	1
Class F-1	36,159	2,227	2,637		176		(33,393)	(2,041)	5,403	362
Class F-2	166,457	10,014	7,796		520		(87,373)	(5,279)	86,880	5,255
Class F-3[5]	23,509	1,346	—		—		(672)	(39)	22,837	1,307
Class 529-A	131,040	8,030	16,240		1,086		(36,224)	(2,202)	111,056	6,914
Class 529-B3	4	1	4		—	[2]	(212)	(14)	(204)	(13)
Class 529-C	40,697	2,581	4,905		332		(15,502)	(959)	30,100	1,954
Class 529-E	5,267	325	724		49		(1,473)	(91)	4,518	283
Class 529-T4	10	1	—		—		—	—	10	1
Class 529-F-1	21,699	1,329	1,372		91		(4,706)	(293)	18,365	1,127
Class R-1	3,223	200	245		16		(2,892)	(181)	576	35
Class R-2	52,592	3,275	3,562		241		(31,865)	(1,968)	24,289	1,548
Class R-2E	1,523	96	157		11		(658)	(40)	1,022	67
Class R-3	34,767	2,151	2,304		155		(17,076)	(1,041)	19,995	1,265
Class R-4	18,472	1,138	1,394		93		(9,932)	(619)	9,934	612
Class R-5E	5,593	319	—		—		(47)	(3)	5,546	316
Class R-5	11,638	718	640		42		(3,258)	(196)	9,020	564
Class R-6	20,032	1,225	1,864		124		(9,186)	(558)	12,710	791
Total net increase (decrease)	$1,526,833	93,681	$173,293		11,608		$(960,964)	(59,166)	$739,162	46,123

See end of tables for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$637,744	41,651	$133,533		8,825		$(391,660)	(25,584)	$379,617	24,892
Class C	134,262	8,820	26,217		1,742		(116,742)	(7,675)	43,737	2,887
Class T	—	—	—		—		—	—	—	—
Class F-1	40,551	2,646	4,230		280		(30,484)	(1,988)	14,297	938
Class F-2	156,615	10,191	11,689		772		(65,617)	(4,282)	102,687	6,681
Class F-3	22,962	1,498	1,015		67		(2,152)	(141)	21,825	1,424
Class 529-A	69,182	4,516	12,480		825		(29,692)	(1,939)	51,970	3,402
Class 529-C	17,101	1,121	3,506		233		(20,791)	(1,363)	(184)	(9)
Class 529-E	2,698	177	544		36		(1,118)	(74)	2,124	139
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,148	465	984		65		(3,972)	(257)	4,160	273
Class R-1	2,350	154	176		12		(1,033)	(68)	1,493	98
Class R-2	24,990	1,643	2,977		198		(15,228)	(1,002)	12,739	839
Class R-2E	959	64	207		14		(343)	(23)	823	55
Class R-3	19,748	1,293	2,175		144		(10,942)	(715)	10,981	722
Class R-4	10,131	663	2,019		133		(13,544)	(883)	(1,394)	(87)
Class R-5E	2,061	136	113		8		(658)	(43)	1,516	101
Class R-5	20,103	1,306	557		36		(17,900)	(1,162)	2,760	180
Class R-6	37,748	2,460	2,689		178		(18,461)	(1,205)	21,976	1,433
Total net increase (decrease)	$1,206,353	78,804	$205,111		13,568		$(740,337)	(48,404)	$671,127	43,968

Year ended October 31, 2017

Class A	$990,035	70,555	$175,030		12,993		$(787,644)	(56,250)	$377,421	27,298
Class B3	50	4	37		3		(2,040)	(150)	(1,953)	(143)
Class C	257,775	18,532	34,030		2,562		(227,870)	(16,332)	63,935	4,762
Class T4	10	1	—		—		—	—	10	1
Class F-1	69,271	4,932	5,119		380		(51,963)	(3,668)	22,427	1,644
Class F-2	228,345	16,159	10,891		803		(93,931)	(6,668)	145,305	10,294
Class F-3[5]	29,893	2,070	154		11		(3,241)	(223)	26,806	1,858
Class 529-A	89,670	6,398	15,040		1,117		(41,240)	(2,933)	63,470	4,582
Class 529-B3	40	3	7		—		(375)	(27)	(328)	(24)
Class 529-C	28,467	2,047	4,726		356		(20,246)	(1,440)	12,947	963
Class 529-E	4,969	352	692		52		(3,992)	(281)	1,669	123
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	10,474	748	1,215		90		(6,015)	(426)	5,674	412
Class R-1	2,834	202	219		16		(2,555)	(183)	498	35
Class R-2	43,402	3,115	3,461		261		(28,148)	(2,009)	18,715	1,367
Class R-2E	4,258	300	160		12		(986)	(71)	3,432	241
Class R-3	32,384	2,318	2,525		188		(21,290)	(1,522)	13,619	984
Class R-4	22,379	1,597	2,545		189		(13,801)	(989)	11,123	797
Class R-5E	3,934	267	—		—		(187)	(13)	3,747	254
Class R-5	11,995	850	429		31		(2,428)	(171)	9,996	710
Class R-6	32,317	2,297	2,725		201		(13,392)	(945)	21,650	1,553
Total net increase (decrease)	$1,862,512	132,748	$259,005		19,265		$(1,321,344)	(94,301)	$800,173	57,712

38	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$660,920	44,178	$117,507		7,942		$(320,589)	(21,442)	$457,838	30,678
Class C	141,550	9,523	25,605		1,740		(102,249)	(6,884)	64,906	4,379
Class T	—	—	—		—		—	—	—	—
Class F-1	35,163	2,351	3,992		270		(36,547)	(2,439)	2,608	182
Class F-2	172,485	11,493	12,610		852		(69,637)	(4,662)	115,458	7,683
Class F-3	25,833	1,736	1,453		99		(4,248)	(285)	23,038	1,550
Class 529-A	64,361	4,298	8,456		572		(30,066)	(2,012)	42,751	2,858
Class 529-C	17,056	1,145	2,716		184		(22,171)	(1,485)	(2,399)	(156)
Class 529-E	2,106	142	300		20		(1,285)	(85)	1,121	77
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	5,769	384	958		64		(2,314)	(153)	4,413	295
Class R-1	1,918	129	247		17		(1,349)	(91)	816	55
Class R-2	20,318	1,366	2,573		175		(13,681)	(921)	9,210	620
Class R-2E	1,323	89	113		7		(12,464)	(840)	(11,028)	(744)
Class R-3	21,678	1,454	2,803		190		(13,842)	(929)	10,639	715
Class R-4	12,108	811	2,650		179		(14,550)	(974)	208	16
Class R-5E	3,324	220	155		10		(2,940)	(196)	539	34
Class R-5	4,779	319	612		41		(3,621)	(242)	1,770	118
Class R-6	66,491	4,435	7,927		535		(31,895)	(2,134)	42,523	2,836
Total net increase (decrease)	$1,257,182	84,073	$190,677		12,897		$(683,448)	(45,774)	$764,411	51,196

Year ended October 31, 2017

Class A	$992,328	70,776	$122,304		9,099		$(636,302)	(45,721)	$478,330	34,154
Class B3	86	6	27		2		(1,839)	(136)	(1,726)	(128)
Class C	240,742	17,331	25,924		1,957		(201,841)	(14,554)	64,825	4,734
Class T4	10	1	—		—		—	—	10	1
Class F-1	66,750	4,794	4,377		326		(82,217)	(5,944)	(11,090)	(824)
Class F-2	243,254	17,258	10,127		747		(107,674)	(7,618)	145,707	10,387
Class F-3[5]	45,539	3,136	116		8		(2,537)	(177)	43,118	2,967
Class 529-A	70,339	5,018	8,183		609		(37,841)	(2,710)	40,681	2,917
Class 529-B3	16	1	3		—	[2]	(263)	(19)	(244)	(18)
Class 529-C	27,420	1,970	2,987		225		(22,394)	(1,609)	8,013	586
Class 529-E	2,731	195	340		25		(2,540)	(181)	531	39
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	12,929	923	923		69		(7,588)	(544)	6,264	448
Class R-1	4,180	303	313		24		(5,411)	(391)	(918)	(64)
Class R-2	38,238	2,754	2,296		173		(24,570)	(1,774)	15,964	1,153
Class R-2E	14,623	1,054	169		12		(3,126)	(230)	11,666	836
Class R-3	36,587	2,609	2,739		205		(24,202)	(1,738)	15,124	1,076
Class R-4	54,293	3,895	2,497		185		(26,536)	(1,895)	30,254	2,185
Class R-5E	6,954	492	23		2		(450)	(32)	6,527	462
Class R-5	9,421	671	519		38		(3,912)	(281)	6,028	428
Class R-6	151,431	10,809	6,522		480		(64,888)	(4,594)	93,065	6,695
Total net increase (decrease)	$2,017,881	143,997	$190,389		14,186		$(1,256,131)	(90,148)	$952,139	68,035

See end of tables for footnotes.

American Funds Portfolio Series	39

Conservative Growth and Income Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$356,717	28,156		$62,342		4,961		$(293,479)	(23,172)	$125,580	9,945
Class C	63,701	5,063		10,817		864		(77,858)	(6,187)	(3,340)	(260)
Class T	—	—		—		—		—	—	—	—
Class F-1	18,246	1,439		1,741		139		(17,799)	(1,405)	2,188	173
Class F-2	76,471	6,024		5,720		455		(52,894)	(4,166)	29,297	2,313
Class F-3	22,707	1,795		650		52		(4,042)	(321)	19,315	1,526
Class 529-A	39,379	3,105		2,242		179		(13,007)	(1,026)	28,614	2,258
Class 529-C	8,454	670		701		56		(14,600)	(1,152)	(5,445)	(426)
Class 529-E	757	60		114		9		(1,088)	(86)	(217)	(17)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	7,453	588		247		20		(1,186)	(93)	6,514	515
Class R-1	260	21		30		2		(501)	(40)	(211)	(17)
Class R-2	6,766	538		513		41		(5,148)	(410)	2,131	169
Class R-2E	24	2		5		—	[2]	(74)	(6)	(45)	(4)
Class R-3	5,134	408		564		45		(4,609)	(364)	1,089	89
Class R-4	6,437	511		727		58		(6,958)	(555)	206	14
Class R-5E	695	55		60		5		(620)	(49)	135	11
Class R-5	1,519	120		143		11		(1,333)	(104)	329	27
Class R-6	9,399	746		685		54		(7,725)	(612)	2,359	188
Total net increase (decrease)	$624,119	49,301		$87,301		6,951		$(502,921)	(39,748)	$208,499	16,504

Year ended October 31, 2017

Class A	$697,268	57,326		$97,120		8,025		$(495,993)	(40,746)	$298,395	24,605
Class B3	22	2		8		—	[2]	(1,158)	(96)	(1,128)	(94)
Class C	143,339	11,845		17,503		1,455		(148,117)	(12,221)	12,725	1,079
Class T4	10	1		—		—		—	—	10	1
Class F-1	31,206	2,562		2,819		233		(35,374)	(2,909)	(1,349)	(114)
Class F-2	147,523	12,063		7,643		630		(82,352)	(6,726)	72,814	5,967
Class F-3[5]	20,646	1,664		168		13		(1,352)	(108)	19,462	1,569
Class 529-A	30,923	2,529		2,960		245		(21,004)	(1,721)	12,879	1,053
Class 529-B3	2	—	[2]	1		—	[2]	(111)	(9)	(108)	(9)
Class 529-C	14,184	1,167		1,294		108		(13,255)	(1,093)	2,223	182
Class 529-E	1,462	119		193		16		(1,337)	(110)	318	25
Class 529-T4	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	3,343	273		325		27		(3,942)	(326)	(274)	(26)
Class R-1	844	70		49		4		(782)	(65)	111	9
Class R-2	10,574	873		801		66		(8,448)	(694)	2,927	245
Class R-2E	60	5		9		1		(134)	(11)	(65)	(5)
Class R-3	12,579	1,031		880		73		(9,697)	(795)	3,762	309
Class R-4	9,130	752		1,139		94		(7,547)	(624)	2,722	222
Class R-5E	3,155	253		6		—	[2]	(295)	(23)	2,866	230
Class R-5	3,148	257		197		16		(1,144)	(94)	2,201	179
Class R-6	14,869	1,220		1,070		88		(10,364)	(847)	5,575	461
Total net increase (decrease)	$1,144,297	94,013		$134,185		11,094		$(842,406)	(69,218)	$436,076	35,889

40	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$233,218	17,077	$36,160		2,670		$(69,891)	(5,131)	$199,487	14,616
Class C	46,265	3,410	5,561		413		(19,754)	(1,461)	32,072	2,362
Class T	—	—	—		—		—	—	—	—
Class F-1	125,355	9,131	4,409		325		(76,263)	(5,654)	53,501	3,802
Class F-2	36,006	2,634	3,162		233		(17,185)	(1,261)	21,983	1,606
Class F-3	22,193	1,627	818		60		(4,130)	(304)	18,881	1,383
Total net increase (decrease)	$463,037	33,879	$50,110		3,701		$(187,223)	(13,811)	$325,924	23,769

Year ended October 31, 2017

Class A	$334,689	25,763	$34,210		2,673		$(113,511)	(8,787)	$255,388	19,649
Class B3	—	—	—	[2]	—	[2]	(43)	(3)	(43)	(3)
Class C	69,161	5,343	4,701		370		(30,606)	(2,373)	43,256	3,340
Class T4	10	1	—		—		—	—	10	1
Class F-1	118,716	9,129	2,461		190		(32,903)	(2,546)	88,274	6,773
Class F-2	59,377	4,554	2,606		203		(29,226)	(2,253)	32,757	2,504
Class F-3[5]	21,757	1,643	174		13		(1,758)	(132)	20,173	1,524
Total net increase (decrease)	$603,710	46,433	$44,152		3,449		$(208,047)	(16,094)	$439,815	33,788

See end of tables for footnotes.

American Funds Portfolio Series	41

Preservation Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$221,224	22,512		$6,427		657		$(222,225)	(22,638)	$5,426	531
Class C	19,828	2,024		415		42		(36,583)	(3,734)	(16,340)	(1,668)
Class T	—	—		—		—		—	—	—	—
Class F-1	5,136	523		153		16		(7,777)	(792)	(2,488)	(253)
Class F-2	37,951	3,854		633		65		(25,267)	(2,575)	13,317	1,344
Class F-3	1,569	160		12		1		(579)	(59)	1,002	102
Class 529-A	35,960	3,662		625		64		(19,453)	(1,981)	17,132	1,745
Class 529-C	7,171	731		70		7		(14,985)	(1,523)	(7,744)	(785)
Class 529-E	1,434	146		22		2		(674)	(69)	782	79
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,914	297		124		13		(3,931)	(401)	(893)	(91)
Class R-1	29	3		1		—	[2]	(393)	(40)	(363)	(37)
Class R-2	2,797	286		43		4		(3,553)	(363)	(713)	(73)
Class R-2E	35	4		6		1		(537)	(55)	(496)	(50)
Class R-3	3,429	349		82		8		(2,880)	(293)	631	64
Class R-4	3,214	326		74		8		(2,577)	(262)	711	72
Class R-5E	249	26		1		—	[2]	(40)	(4)	210	22
Class R-5	329	34		22		2		(1,316)	(134)	(965)	(98)
Class R-6	4,143	422		122		13		(3,805)	(387)	460	48
Total net increase (decrease)	$347,412	35,359		$8,832		903		$(346,575)	(35,310)	$9,669	952

Year ended October 31, 2017

Class A	$555,832	56,005		$10,911		1,103		$(371,604)	(37,479)	$195,139	19,629
Class B3	10	1		1		—	[2]	(379)	(38)	(368)	(37)
Class C	53,406	5,392		950		97		(72,543)	(7,328)	(18,187)	(1,839)
Class T4	10	1		—		—		—	—	10	1
Class F-1	12,929	1,302		333		34		(14,463)	(1,457)	(1,201)	(121)
Class F-2	49,294	4,965		815		82		(30,661)	(3,093)	19,448	1,954
Class F-3[5]	734	74		5		—	[2]	(12)	(1)	727	73
Class 529-A	34,854	3,512		982		99		(26,252)	(2,648)	9,584	963
Class 529-B3	10	1		—	[2]	—	[2]	(120)	(12)	(110)	(11)
Class 529-C	14,628	1,476		178		18		(12,599)	(1,272)	2,207	222
Class 529-E	1,648	166		34		4		(1,105)	(112)	577	58
Class 529-T4	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	9,187	927		229		23		(5,939)	(599)	3,477	351
Class R-1	426	43		6		1		(1,357)	(137)	(925)	(93)
Class R-2	6,865	694		99		10		(8,600)	(870)	(1,636)	(166)
Class R-2E	1,241	124		21		2		(2,280)	(230)	(1,018)	(104)
Class R-3	8,575	866		160		16		(7,526)	(760)	1,209	122
Class R-4	4,852	489		133		13		(4,022)	(406)	963	96
Class R-5E	1	—	[2]	—	[2]	—		—	—	1	— [2]
Class R-5	3,085	310		31		3		(1,030)	(104)	2,086	209
Class R-6	11,274	1,133		193		19		(7,407)	(747)	4,060	405
Total net increase (decrease)	$768,871	77,482		$15,081		1,524		$(567,899)	(57,293)	$216,053	21,713

42	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$65,828	6,773	$2,649		273		$(76,041)	(7,835)	$(7,564)	(789)
Class C	5,709	589	238		24		(8,818)	(910)	(2,871)	(297)
Class T	—	—	—		—		—	—	—	—
Class F-1	1,880	193	63		7		(5,138)	(528)	(3,195)	(328)
Class F-2	12,213	1,256	322		33		(10,460)	(1,078)	2,075	211
Class F-3	1,777	182	24		3		(854)	(88)	947	97
Total net increase (decrease)	$87,407	8,993	$3,296		340		$(101,311)	(10,439)	$(10,608)	(1,106)

Year ended October 31, 2017

Class A	$145,055	14,886	$6,027		619		$(149,376)	(15,353)	$1,706	152
Class B3	—	—	—	[2]	—	[2]	(21)	(2)	(21)	(2)
Class C	14,941	1,533	680		70		(25,454)	(2,618)	(9,833)	(1,015)
Class T4	10	1	—		—		—	—	10	1
Class F-1	4,962	507	184		19		(5,169)	(530)	(23)	(4)
Class F-2	25,182	2,576	671		69		(25,610)	(2,623)	243	22
Class F-3[5]	1,593	162	8		1		(276)	(28)	1,325	135
Total net increase (decrease)	$191,743	19,665	$7,570		778		$(205,906)	(21,154)	$(6,593)	(711)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Portfolio Series	43

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/18[6,7]	$17.37	$.09	$.62	$.71	$(.12)	$(.93)	$(1.05)	$17.03	4.15%[8]		$1,772		.38%[9]		.38%[9]		.82%[9]		1.10%[9]
10/31/17	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05		1,471		.35		.35		.79		1.02
10/31/16	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86		1,074		.35		.33		.82		1.11
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990		.45		.35		.84		1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722		.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377		.50		.40		.90		.85
Class C:
4/30/18[6,7]	17.08	.03	.60	.63	— [10]	(.93)	(.93)	16.78	3.77	[8]	357		1.11	[9]	1.11	[9]	1.55	[9]	.37	[9]
10/31/17	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16		295		1.11		1.11		1.55		.28
10/31/16	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198		1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134		1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62		1.26		1.16		1.66		.04
Class T:
4/30/18[6,7]	17.40	.13	.60	.73	(.15)	(.93)	(1.08)	17.05	4.32	[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.53	[9,11]	1.49	[9,11]
10/31/17[6,13]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
4/30/18[6,7]	17.39	.09	.61	.70	(.11)	(.93)	(1.04)	17.05	4.14	[8]	79		.39	[9]	.39	[9]	.83	[9]	1.06	[9]
10/31/17	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01		58		.39		.39		.83		.99
10/31/16	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39		.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39		.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23		.53		.43		.93		.59
Class F-2:
4/30/18[6,7]	17.44	.11	.62	.73	(.15)	(.93)	(1.08)	17.09	4.29	[8]	343		.13	[9]	.13	[9]	.57	[9]	1.32	[9]
10/31/17	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37		249		.13		.13		.57		1.10
10/31/16	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55		.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41		.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20		.27		.17		.67		.96
Class F-3:
4/30/18[6,7]	17.41	.09	.65	.74	(.16)	(.93)	(1.09)	17.06	4.38	[8]	50		.04	[9]	.04	[9]	.48	[9]	1.11	[9]
10/31/17[6,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07	[8]	15		.02	[9]	.02	[9]	.46	[9]	.51	[9]

44	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/18[6,7]	$17.35	$.09		$.61	$.70	$(.11)	$(.93)	$(1.04)	$17.01	4.14%[8]		$275		.39%[9]		.39%[9]		.83%[9]		1.09%[9]
10/31/17	14.27	.15		3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04		218		.40		.40		.84		.96
10/31/16	14.56	.14		.11	.25	(.12)	(.42)	(.54)	14.27	1.79		147		.41		.39		.88		1.03
10/31/15	14.81	.14		(.04)	.10	(.13)	(.22)	(.35)	14.56	.73		126		.51		.41		.90		.97
10/31/14	13.91	.13		.93	1.06	(.15)	(.01)	(.16)	14.81	7.70		94		.51		.41		.90		.87
10/31/13	11.16	.12		2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27		45		.50		.40		.90		.96
Class 529-C:
4/30/18[6,7]	17.08	.03		.60	.63	—	(.93)	(.93)	16.78	3.75	[8]	78		1.18	[9]	1.18	[9]	1.62	[9]	.30	[9]
10/31/17	14.03	.03		3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05		71		1.19		1.19		1.63		.17
10/31/16	14.34	.03		.10	.13	(.02)	(.42)	(.44)	14.03	.92		56		1.23		1.21		1.70		.22
10/31/15	14.61	.03		(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)		53		1.31		1.21		1.70		.18
10/31/14	13.78	—	[10]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76		42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)		2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23		16		1.36		1.26		1.76		(.06)
Class 529-E:
4/30/18[6,7]	17.25	.07		.62	.69	(.08)	(.93)	(1.01)	16.93	4.07	[8]	11		.64	[9]	.64	[9]	1.08	[9]	.81	[9]
10/31/17	14.19	.11		3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71		9		.64		.64		1.08		.69
10/31/16	14.50	.10		.10	.20	(.09)	(.42)	(.51)	14.19	1.45		6		.68		.67		1.16		.75
10/31/15	14.75	.10		(.02)	.08	(.11)	(.22)	(.33)	14.50	.55		5		.78		.68		1.17		.69
10/31/14	13.88	.08		.93	1.01	(.13)	(.01)	(.14)	14.75	7.33		4		.79		.69		1.18		.55
10/31/13	11.16	.06		2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89		2		.82		.72		1.22		.49
Class 529-T:
4/30/18[6,7]	17.39	.12		.60	.72	(.14)	(.93)	(1.07)	17.04	4.26	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.62	[9,11]	1.35	[9,11]
10/31/17[6,13]	15.06	.04		2.29	2.33	—	—	—	17.39	15.47	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45	[9,11]
Class 529-F-1:
4/30/18[6,7]	17.41	.11		.62	.73	(.14)	(.93)	(1.07)	17.07	4.30	[8]	23		.18	[9]	.18	[9]	.62	[9]	1.29	[9]
10/31/17	14.32	.18		3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25		17		.18		.18		.62		1.15
10/31/16	14.61	.17		.11	.28	(.15)	(.42)	(.57)	14.32	1.97		10		.22		.21		.70		1.19
10/31/15	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98		8		.31		.21		.70		1.12
10/31/14	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85		4		.31		.21		.70		.96
10/31/13	11.18	.16		2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37		1		.37		.27		.77		1.26
Class R-1:
4/30/18[6,7]	17.16	.03		.61	.64	(.02)	(.93)	(.95)	16.85	3.81	[8]	4		1.13	[9]	1.13	[9]	1.57	[9]	.34	[9]
10/31/17	14.08	.03		3.42	3.45	—	(.37)	(.37)	17.16	25.12		3		1.12		1.12		1.56		.19
10/31/16	14.39	.03		.11	.14	(.03)	(.42)	(.45)	14.08	1.03		3		1.15		1.14		1.63		.24
10/31/15	14.65	.02		(.02)	—	(.04)	(.22)	(.26)	14.39	.03		2		1.23		1.13		1.62		.17
10/31/14	13.81	.02		.92	.94	(.09)	(.01)	(.10)	14.65	6.86		2		1.25		1.15		1.64		.13
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28		1		1.25		1.15		1.65		.13

See end of tables for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/18[6,7]	$17.03	$.03	$.60	$.63	$— [10]	$(.93)	$(.93)	$16.73	3.79%[8]		$77		1.13%[9]		1.13%[9]		1.57%[9]		.38%[9]
10/31/17	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10		67		1.10		1.10		1.54		.26
10/31/16	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03		47		1.16		1.15		1.64		.22
10/31/15	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03		33		1.25		1.15		1.64		.17
10/31/14	13.80	— [10]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82		19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24		7		1.27		1.17		1.67		(.18)
Class R-2E:
4/30/18[6,7]	17.24	.06	.61	.67	(.06)	(.93)	(.99)	16.92	3.96	[8]	3		.84	[9]	.84	[9]	1.28	[9]	.65	[9]
10/31/17	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48		1		.81		.81		1.25		.49
10/31/16	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84		1		.75		.75		1.24		(.42)
10/31/15	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94	[11]	—	[12]	.38	[11]	.27	[11]	.76	[11]	1.18	[11]
10/31/14[6,15]	15.02	.01	(.21)	(.20)	—	—	—	14.82	(1.33)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.53	[8,11]	.09	[8,11]
Class R-3:
4/30/18[6,7]	17.24	.07	.61	.68	(.07)	(.93)	(1.00)	16.92	4.03	[8]	43		.68	[9]	.68	[9]	1.12	[9]	.79	[9]
10/31/17	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64		36		.66		.66		1.10		.65
10/31/16	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46		22		.72		.70		1.19		.69
10/31/15	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48		18		.79		.69		1.18		.66
10/31/14	13.86	.09	.92	1.01	(.12)	(.01)	(.13)	14.74	7.38		13		.82		.72		1.21		.60
10/31/13	11.16	.05	2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77		6		.83		.73		1.23		.36
Class R-4:
4/30/18[6,7]	17.34	.09	.62	.71	(.11)	(.93)	(1.04)	17.01	4.19	[8]	21		.38	[9]	.38	[9]	.82	[9]	1.08	[9]
10/31/17	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03		17		.36		.36		.80		1.00
10/31/16	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81		10		.41		.39		.88		1.08
10/31/15	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81		9		.47		.37		.86		1.00
10/31/14	13.93	.12	.93	1.05	(.15)	(.01)	(.16)	14.82	7.62		4		.48		.38		.87		.81
10/31/13	11.18	.14	2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27		1		.49		.39		.89		1.11
Class R-5E:
4/30/18[6,7]	17.37	.02	.71	.73	(.16)	(.93)	(1.09)	17.01	4.30	[8]	1		.21	[9]	.21	[9]	.65	[9]	.21	[9]
10/31/17	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42		—	[12]	.17		.10		.54		1.33
10/31/16[6,16]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03	[8]	—	[12]	.27	[9]	.25	[9]	.74	[9]	1.32	[9]
Class R-5:
4/30/18[6,7]	17.52	.13	.61	.74	(.16)	(.93)	(1.09)	17.17	4.30	[8]	9		.09	[9]	.09	[9]	.53	[9]	1.46	[9]
10/31/17	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46		8		.07		.07		.51		1.25
10/31/16	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03		4		.10		.09		.58		1.25
10/31/15	14.88	.16	— [10]	.16	(.12)	(.22)	(.34)	14.70	1.13		3		.18		.08		.57		1.10
10/31/14	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92		1		.21		.11		.60		1.84
10/31/13	11.18	.18	2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66		20		.23		.13		.63		1.47

46	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-6:
4/30/18[6,7]	$17.55	$.13	$.62	$.75	$(.16)	$(.93)	$(1.09)	$17.21	4.40%[8]	$56	.03%[9]	.03%[9]	.47%[9]	1.44%[9]
10/31/17	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49	.03	.03	.47	1.31
10/31/16	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32	.05	.03	.52	1.47
10/31/15	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39	.14	.04	.53	1.36
10/31/14	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33	.14	.04	.53	.96
10/31/13	11.17	.10	2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	3	.18	.08	.58	.79

See end of tables for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/18[6,7]	$18.13	$.11	$.81	$.92	$(.13)	$(.49)	$(.62)	$18.43	5.10%[8]		$3,786		.33%[9]		.33%[9]		.72%[9]		1.21%[9]
10/31/17	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/16	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646		.45		.35		.79		.67
Class C:
4/30/18[6,7]	17.78	.04	.80	.84	— [10]	(.49)	(.49)	18.13	4.75	[8]	830		1.10	[9]	1.10	[9]	1.49	[9]	.45	[9]
10/31/17	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/16	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108		1.24		1.14		1.58		(.17)
Class T:
4/30/18[6,7]	18.15	.14	.80	.94	(.17)	(.49)	(.66)	18.43	5.21	[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.47	[9,11]	1.51	[9,11]
10/31/17[6,13]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45	[9,11]
Class F-1:
4/30/18[6,7]	18.11	.11	.81	.92	(.12)	(.49)	(.61)	18.42	5.11	[8]	90		.38	[9]	.38	[9]	.77	[9]	1.17	[9]
10/31/17	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/16	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19		.51		.41		.85		.64
Class F-2:
4/30/18[6,7]	18.21	.13	.81	.94	(.16)	(.49)	(.65)	18.50	5.22	[8]	381		.12	[9]	.12	[9]	.51	[9]	1.38	[9]
10/31/17	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/16	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31		.26		.16		.60		.64
Class F-3:
4/30/18[6,7]	18.17	.11	.85	.96	(.18)	(.49)	(.67)	18.46	5.33	[8]	52		.02	[9]	.02	[9]	.41	[9]	1.20	[9]
10/31/17[6,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[8]	24		.02	[9]	.02	[9]	.41	[9]	.46	[9]

48	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/18[6,7]	$18.11	$.11	$.80	$.91	$(.12)	$(.49)	$(.61)	$18.41	5.08%[8]		$670		.39%[9]		.39%[9]		.78%[9]		1.15%[9]
10/31/17	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/16	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90		.49		.39		.83		.71
Class 529-C:
4/30/18[6,7]	17.77	.03	.80	.83	—	(.49)	(.49)	18.11	4.69	[8]	187		1.17	[9]	1.17	[9]	1.56	[9]	.35 [9]
10/31/17	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/16	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [10]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33		1.34		1.24		1.68		(.15)
Class 529-E:
4/30/18[6,7]	17.98	.08	.80	.88	(.08)	(.49)	(.57)	18.29	4.94	[8]	30		.63	[9]	.63	[9]	1.02	[9]	.91 [9]
10/31/17	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/16	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5		.80		.70		1.14		.39
Class 529-T:
4/30/18[6,7]	18.14	.13	.81	.94	(.16)	(.49)	(.65)	18.43	5.22	[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.56	[9,11]	1.39 [9,11]
10/31/17[6,13]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38 [9,11]
Class 529-F-1:
4/30/18[6,7]	18.18	.12	.82	.94	(.16)	(.49)	(.65)	18.47	5.19	[8]	68		.17	[9]	.17	[9]	.56	[9]	1.35 [9]
10/31/17	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/16	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4		.34		.24		.68		.90
Class R-1:
4/30/18[6,7]	17.87	.04	.80	.84	(.01)	(.49)	(.50)	18.21	4.70	[8]	12		1.12	[9]	1.12	[9]	1.51	[9]	.39 [9]
10/31/17	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/16	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3		1.24		1.14		1.58		.11

See end of tables for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/18[6,7]	$17.78	$.04	$.80	$.84	$(.01)	$(.49)	$(.50)	$18.12	4.74%[8]		$161		1.13%[9]		1.13%[9]		1.52%[9]		.41%[9]
10/31/17	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36		139		1.10		1.10		1.49		.16
10/31/16	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13		1.24		1.14		1.58		(.22)
Class R-2E:
4/30/18[6,7]	17.91	.07	.79	.86	(.06)	(.49)	(.55)	18.22	4.85	[8]	7		.83	[9]	.83	[9]	1.22	[9]	.73	[9]
10/31/17	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/16	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/15	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[11]	—	[12]	.52	[11]	.42	[11]	.85	[11]	.48	[11]
10/31/14[6,15]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.47	[8,11]	.06	[8,11]
Class R-3:
4/30/18[6,7]	17.99	.08	.81	.89	(.08)	(.49)	(.57)	18.31	4.97	[8]	102		.67	[9]	.67	[9]	1.06	[9]	.85	[9]
10/31/17	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/16	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/15	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02		9		.81		.71		1.15		.06
Class R-4:
4/30/18[6,7]	18.10	.11	.80	.91	(.12)	(.49)	(.61)	18.40	5.09	[8]	55		.37	[9]	.37	[9]	.76	[9]	1.15	[9]
10/31/17	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/16	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/15	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45		2		.46		.36		.80		.62
Class R-5E:
4/30/18[6,7]	18.13	.11	.82	.93	(.17)	(.49)	(.66)	18.40	5.19	[8]	8		.16	[9]	.16	[9]	.55	[9]	1.21	[9]
10/31/17	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/16[6,16]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[8]	—	[12]	.26	[9]	.25	[9]	.69	[9]	.89	[9]
Class R-5:
4/30/18[6,7]	18.28	.14	.81	.95	(.17)	(.49)	(.66)	18.57	5.25	[8]	24		.08	[9]	.08	[9]	.47	[9]	1.47	[9]
10/31/17	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/16	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/15	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84		20		.20		.10		.54		1.12

50	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-6:
4/30/18[6,7]	$18.25	$.13	$.83	$.96	$(.18)	$(.49)	$(.67)	$18.54	5.30%[8]	$74	.02%[9]	.02%[9]	.41%[9]	1.45%[9]
10/31/17	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79	63	.02	.02	.41	1.21
10/31/16	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66	41	.05	.03	.47	1.05
10/31/15	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83	46	.13	.03	.46	1.00
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75	36	.13	.03	.46	.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84	4	.15	.05	.49	.52

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
4/30/18[6,7]	$15.06	$.14	$.34	$.48	$(.14)	$(.27)	$(.41)	$15.13	3.20%[8]		$5,236		.35%[9]		.35%[9]		.68%[9]		1.81%[9]
10/31/17	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/16	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/15	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394		.43		.33		.70		2.19
Class C:
4/30/18[6,7]	14.97	.08	.35	.43	(.09)	(.27)	(.36)	15.04	2.83	[8]	1,160		1.10	[9]	1.10	[9]	1.43	[9]	1.06	[9]
10/31/17	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/16	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03		237		1.22		1.12		1.49		1.36
Class T:
4/30/18[6,7]	15.06	.16	.34	.50	(.16)	(.27)	(.43)	15.13	3.33	[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.41	[9,11]	2.10	[9,11]
10/31/17[6,13]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
4/30/18[6,7]	15.06	.14	.34	.48	(.14)	(.27)	(.41)	15.13	3.19	[8]	165		.38	[9]	.38	[9]	.71	[9]	1.79	[9]
10/31/17	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98		33		.49		.39		.76		2.16
Class F-2:
4/30/18[6,7]	15.08	.15	.35	.50	(.16)	(.27)	(.43)	15.15	3.31	[8]	487		.12	[9]	.12	[9]	.45	[9]	2.02	[9]
10/31/17	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/16	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22		33		.24		.14		.51		2.31
Class F-3:
4/30/18[6,7]	15.07	.16	.35	.51	(.17)	(.27)	(.44)	15.14	3.37	[8]	50		.02	[9]	.02	[9]	.35	[9]	2.10	[9]
10/31/17[6,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[8]	28		.02	[9]	.02	[9]	.35	[9]	1.74	[9]

52	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class 529-A:
4/30/18[6,7]	$15.05	$.13	$.36	$.49	$(.14)	$(.27)	$(.41)	$15.13	3.25%[8]		$493		.39%[9]		.39%[9]		.72%[9]		1.77%[9]
10/31/17	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
10/31/16	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276		.51		.41		.78		1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221		.51		.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95		129		.49		.39		.76		2.17
Class 529-C:
4/30/18[6,7]	14.98	.07	.35	.42	(.08)	(.27)	(.35)	15.05	2.78	[8]	160		1.17	[9]	1.17	[9]	1.50	[9]	.96	[9]
10/31/17	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
10/31/16	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114		1.30		1.20		1.57		1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93		1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86		56		1.33		1.23		1.60		1.33
Class 529-E:
4/30/18[6,7]	15.02	.11	.35	.46	(.12)	(.27)	(.39)	15.09	3.06	[8]	23		.63	[9]	.63	[9]	.96	[9]	1.51	[9]
10/31/17	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
10/31/16	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14		.76		.66		1.03		1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10		.78		.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61		6		.79		.69		1.06		1.80
Class 529-T:
4/30/18[6,7]	15.06	.15	.35	.50	(.16)	(.27)	(.43)	15.13	3.30	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.48	[9,11]	2.01	[9,11]
10/31/17[6,13]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
4/30/18[6,7]	15.07	.15	.35	.50	(.16)	(.27)	(.43)	15.14	3.29	[8]	38		.17	[9]	.17	[9]	.50	[9]	1.98	[9]
10/31/17	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
10/31/16	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03		24		.21		.20		.57		2.12
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19		.30		.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16		.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14		10		.32		.22		.59		2.41
Class R-1:
4/30/18[6,7]	15.00	.08	.35	.43	(.09)	(.27)	(.36)	15.07	2.83	[8]	9		1.12	[9]	1.12	[9]	1.45	[9]	1.02	[9]
10/31/17	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86		8		1.11		1.11		1.44		1.13
10/31/16	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08		6		1.15		1.13		1.50		1.23
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7		1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7		1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12		4		1.23		1.13		1.50		1.38

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-2:
4/30/18[6,7]	$14.96	$.08	$.34	$.42	$(.09)	$(.27)	$(.36)	$15.02	2.77%[8]		$136		1.12%[9]		1.12%[9]		1.45%[9]		1.05%[9]
10/31/17	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88		122		1.10		1.10		1.43		1.14
10/31/16	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08		91		1.15		1.14		1.51		1.20
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63		1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38		1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09		18		1.24		1.14		1.51		1.21
Class R-2E:
4/30/18[6,7]	15.02	.10	.35	.45	(.11)	(.27)	(.38)	15.09	2.97	[8]	9		.83	[9]	.83	[9]	1.16	[9]	1.34	[9]
10/31/17	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17		8		.80		.80		1.13		1.44
10/31/16	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47		4		.82		.82		1.19		1.19
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76	[11]	—	[12]	.36	[11]	.25	[11]	.62	[11]	2.07	[11]
10/31/14[6,15]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.41	[8,11]	.44	[8,11]
Class R-3:
4/30/18[6,7]	15.01	.11	.35	.46	(.12)	(.27)	(.39)	15.08	3.05	[8]	93		.67	[9]	.67	[9]	1.00	[9]	1.48	[9]
10/31/17	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39		82		.65		.65		.98		1.58
10/31/16	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67		13		.80		.70		1.07		1.79
Class R-4:
4/30/18[6,7]	15.05	.14	.35	.49	(.14)	(.27)	(.41)	15.13	3.26	[8]	73		.37	[9]	.37	[9]	.70	[9]	1.83	[9]
10/31/17	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68		74		.36		.36		.69		1.88
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95		2		.44		.34		.71		1.97
Class R-5E:
4/30/18[6,7]	15.05	.14	.36	.50	(.16)	(.27)	(.43)	15.12	3.31	[8]	5		.16	[9]	.16	[9]	.49	[9]	1.89	[9]
10/31/17	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06		4		.17		.16		.49		.12
10/31/16[6,16]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[8]	—	[12]	.25	[9]	.24	[9]	.61	[9]	2.28	[9]
Class R-5:
4/30/18[6,7]	15.11	.16	.34	.50	(.16)	(.27)	(.43)	15.18	3.33	[8]	21		.07	[9]	.07	[9]	.40	[9]	2.11	[9]
10/31/17	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03		18		.07		.07		.40		2.08
10/31/16	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7		.09		.08		.45		2.24
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35		20		.18		.08		.45		2.58

54	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions						Ratio of	Ratio of
			Net gains								expenses to	expenses to
			(losses) on								average net	average net
	Net asset		securities		Dividends		Total	Net asset		Net assets,	assets before	assets after	Net	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		end of	waivers/	waivers/	effective	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	period	reimburse-	reimburse-	expense	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]	(in millions)	ments[4]	ments[3,4]	ratio[3,5]	net assets[3]
Class R-6:
4/30/18[6,7]	$15.09	$.16	$.35	$.51	$(.17)	$(.27)	$(.44)	$15.16	3.36%[8]	$105	.02%[9]	.02%[9]	.35%[9]	2.15%[9]
10/31/17	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83	.02	.02	.35	2.19
10/31/16	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52	.04	.02	.39	2.32
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44	.12	.02	.39	2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32	.12	.02	.39	2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1	.14	.04	.41	2.27

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$14.86	$.13	$.21	$.34	$(.13)	$(.29)	$(.42)	$14.78	2.28%[8]		$4,504		.37%[9]		.37%[9]		.75%[9]		1.78%[9]
10/31/17	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23		4,073		.35		.35		.73		1.68
10/31/16	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45		3,209		.37		.35		.73		1.57
10/31/15	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586		.42		.32		.70		1.51
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803		.43		.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	(.21)	12.44	17.29		1,010		.45		.35		.69		1.76
Class C:
4/30/18[6,7]	14.77	.08	.20	.28	(.07)	(.29)	(.36)	14.69	1.92	[8]	1,091		1.10	[9]	1.10	[9]	1.48	[9]	1.04	[9]
10/31/17	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38		1,032		1.11		1.11		1.49		.92
10/31/16	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658		1.21		1.11		1.49		.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416		1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	(.14)	12.39	16.32		197		1.23		1.13		1.47		.96
Class T:
4/30/18[6,7]	14.87	.15	.21	.36	(.15)	(.29)	(.44)	14.79	2.41	[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.46	[9,11]	2.08	[9,11]
10/31/17[6,13]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
4/30/18[6,7]	14.86	.13	.21	.34	(.13)	(.29)	(.42)	14.78	2.27	[8]	142		.38	[9]	.38	[9]	.76	[9]	1.75	[9]
10/31/17	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15		140		.39		.39		.77		1.61
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85		.48		.38		.76		1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62		.49		.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	(.21)	12.43	17.20		40		.50		.40		.74		1.61
Class F-2:
4/30/18[6,7]	14.88	.15	.20	.35	(.14)	(.29)	(.43)	14.80	2.40	[8]	512		.12	[9]	.12	[9]	.50	[9]	2.02	[9]
10/31/17	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45		401		.13		.13		.51		1.87
10/31/16	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104		.23		.13		.51		1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64		.23		.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	(.23)	12.45	17.51		29		.25		.15		.49		1.96
Class F-3:
4/30/18[6,7]	14.87	.16	.20	.36	(.15)	(.29)	(.44)	14.79	2.45	[8]	67		.02	[9]	.02	[9]	.40	[9]	2.10	[9]
10/31/17[6,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58	[8]	44		.02	[9]	.02	[9]	.40	[9]	1.55	[9]

56	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/18[6,7]	$14.86	$.13	$.21	$.34	$(.13)	$(.29)	$(.42)	$14.78	2.27%[8]		$321		.39%[9]		.39%[9]		.77%[9]		1.77%[9]
10/31/17	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14		280		.42		.42		.80		1.60
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38		213		.44		.42		.80		1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182		.52		.42		.80		1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92		144		.52		.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	(.20)	12.43	17.27		90		.49		.39		.73		1.77
Class 529-C:
4/30/18[6,7]	14.79	.07	.20	.27	(.06)	(.29)	(.35)	14.71	1.86	[8]	119		1.17	[9]	1.17	[9]	1.55	[9]	.94	[9]
10/31/17	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27		122		1.18		1.18		1.56		.84
10/31/16	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61		102		1.22		1.21		1.59		.72
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	(.12)	12.40	16.26		44		1.33		1.23		1.57		.91
Class 529-E:
4/30/18[6,7]	14.83	.11	.21	.32	(.11)	(.29)	(.40)	14.75	2.15	[8]	12		.63	[9]	.63	[9]	1.01	[9]	1.50	[9]
10/31/17	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88		11		.64		.64		1.02		1.40
10/31/16	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16		9		.67		.66		1.04		1.26
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	(.17)	12.42	16.89		3		.80		.70		1.04		1.44
Class 529-T:
4/30/18[6,7]	14.87	.15	.20	.35	(.14)	(.29)	(.43)	14.79	2.39	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.53	[9,11]	2.00	[9,11]
10/31/17[6,13]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
4/30/18[6,7]	14.88	.15	.20	.35	(.14)	(.29)	(.43)	14.80	2.37	[8]	36		.17	[9]	.17	[9]	.55	[9]	1.97	[9]
10/31/17	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46		31		.18		.18		.56		1.84
10/31/16	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60		22		.22		.20		.58		1.71
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45		9		.32		.22		.56		2.03
Class R-1:
4/30/18[6,7]	14.80	.07	.21	.28	(.07)	(.29)	(.36)	14.72	1.91	[8]	11		1.12	[9]	1.12	[9]	1.50	[9]	1.00	[9]
10/31/17	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32		10		1.11		1.11		1.49		.94
10/31/16	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66		10		1.15		1.13		1.51		.78
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40		4		1.24		1.14		1.48		.95

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
4/30/18[6,7]	$14.78	$.08	$.20	$.28	$(.07)	$(.29)	$(.36)	$14.70	1.92%[8]		$109		1.12%[9]		1.12%[9]		1.50%[9]		1.04%[9]
10/31/17	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39		100		1.09		1.09		1.47		.92
10/31/16	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63		75		1.16		1.14		1.52		.76
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33		15		1.25		1.15		1.49		.90
Class R-2E:
4/30/18[6,7]	14.82	.07	.22	.29	(.04)	(.29)	(.33)	14.78	2.00	[8]	5		.88	[9]	.88	[9]	1.26	[9]	1.00	[9]
10/31/17	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74		16		.80		.80		1.18		1.08
10/31/16	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09		3		.82		.82		1.20		.73
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82	[11]	—	[12]	.35	[11]	.25	[11]	.63	[11]	1.61	[11]
10/31/14[6,15]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.38	[8,11]	.31	[8,11]
Class R-3:
4/30/18[6,7]	14.83	.11	.20	.31	(.10)	(.29)	(.39)	14.75	2.13	[8]	115		.67	[9]	.67	[9]	1.05	[9]	1.46	[9]
10/31/17	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91		105		.65		.65		1.03		1.36
10/31/16	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13		80		.71		.69		1.07		1.24
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86		18		.80		.70		1.04		1.36
Class R-4:
4/30/18[6,7]	14.86	.13	.21	.34	(.13)	(.29)	(.42)	14.78	2.28	[8]	93		.37	[9]	.37	[9]	.75	[9]	1.79	[9]
10/31/17	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24		94		.35		.35		.73		1.67
10/31/16	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43		55		.40		.38		.76		1.62
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33		24		.43		.33		.67		1.71
Class R-5E:
4/30/18[6,7]	14.87	.14	.21	.35	(.14)	(.29)	(.43)	14.79	2.39	[8]	7		.14	[9]	.14	[9]	.52	[9]	1.84	[9]
10/31/17	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41		7		.16		.16		.54		1.22
10/31/16[6,16]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38	[8]	—	[12]	.26	[9]	.25	[9]	.63	[9]	1.60	[9]
Class R-5:
4/30/18[6,7]	14.89	.16	.20	.36	(.15)	(.29)	(.44)	14.81	2.42	[8]	21		.08	[9]	.08	[9]	.46	[9]	2.09	[9]
10/31/17	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50		19		.07		.07		.45		1.93
10/31/16	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12		.10		.08		.46		1.85
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56		15		.18		.08		.42		2.06

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-6:
4/30/18[6,7]	$14.89	$.16	$.20	$.36	$(.15)	$(.29)	$(.44)	$14.81	2.45%[8]	$293	.02%[9]	.02%[9]	.40%[9]	2.11%[9]
10/31/17	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253	.02	.02	.40	1.96
10/31/16	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138	.04	.02	.40	1.81
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05	73	.12	.02	.40	1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29	39	.13	.03	.37	1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57	10	.14	.04	.38	2.01

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$12.62	$.19	$(.16)	$.03	$(.19)	$(.06)	$(.25)	$12.40	.20%[8]		$3,244		.35%[9]		.35%[9]		.65%[9]		3.08%[9]
10/31/17	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		3,175		.36		.36		.66		2.93
10/31/16	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30		2,655		.36		.35		.65		3.13
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)		2,265		.44		.34		.64		3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94		1,766		.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19		1,067		.48		.38		.68		3.28
Class C:
4/30/18[6,7]	12.55	.15	(.16)	(.01)	(.14)	(.06)	(.20)	12.34	(.10)[8]		674		1.10	[9]	1.10	[9]	1.40	[9]	2.33	[9]
10/31/17	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77		689		1.11		1.11		1.41		2.18
10/31/16	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55		627		1.14		1.12		1.42		2.35
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)		529		1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19		381		1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35		214		1.23		1.13		1.43		2.51
Class T:
4/30/18[6,7]	12.62	.21	(.15)	.06	(.21)	(.06)	(.27)	12.41	.41	[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.39	[9,11]	3.36	[9,11]
10/31/17[6,13]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
4/30/18[6,7]	12.63	.19	(.16)	.03	(.19)	(.06)	(.25)	12.41	.19	[8]	89		.38	[9]	.38	[9]	.68	[9]	3.07	[9]
10/31/17	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66		88		.39		.39		.69		2.91
10/31/16	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26		83		.41		.39		.69		3.09
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)		72		.48		.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97		62		.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17		42		.51		.41		.71		3.31
Class F-2:
4/30/18[6,7]	12.64	.21	(.17)	.04	(.20)	(.06)	(.26)	12.42	.31	[8]	288		.12	[9]	.12	[9]	.42	[9]	3.31	[9]
10/31/17	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95		264		.13		.13		.43		3.14
10/31/16	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54		174		.14		.13		.43		3.45
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)		77		.24		.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32		59		.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44		36		.25		.15		.45		3.50
Class F-3:
4/30/18[6,7]	12.62	.22	(.17)	.05	(.21)	(.06)	(.27)	12.40	.37	[8]	38		.02	[9]	.02	[9]	.32	[9]	3.50	[9]
10/31/17[6,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02	[8]	20		.02	[9]	.02	[9]	.32	[9]	2.96	[9]

60	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/18[6,7]	$12.62	$.19	$(.16)	$.03	$(.19)	$(.06)	$(.25)	$12.40	.19%[8]	$127		.41%[9]		.41%[9]		.71%[9]		3.07%[9]
10/31/17	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
10/31/16	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39		.55		.45		.75		3.20
Class 529-C:
4/30/18[6,7]	12.56	.14	(.16)	(.02)	(.13)	(.06)	(.19)	12.35	(.16)[8]	46		1.17	[9]	1.17	[9]	1.47	[9]	2.18	[9]
10/31/17	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/16	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29		1.33		1.23		1.53		2.42
Class 529-E:
4/30/18[6,7]	12.61	.17	(.16)	.01	(.17)	(.06)	(.23)	12.39	.05 [8]	6		.63	[9]	.63	[9]	.93	[9]	2.77	[9]
10/31/17	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/16	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3		.80		.70		1.00		2.98
Class 529-T:
4/30/18[6,7]	12.62	.21	(.17)	.04	(.20)	(.06)	(.26)	12.40	.30 [8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.46	[9,11]	3.28	[9,11]
10/31/17[6,13]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
4/30/18[6,7]	12.63	.21	(.17)	.04	(.20)	(.06)	(.26)	12.41	.30 [8]	16		.17	[9]	.17	[9]	.47	[9]	3.33	[9]
10/31/17	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/16	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2		.33		.23		.53		3.54
Class R-1:
4/30/18[6,7]	12.57	.15	(.17)	(.02)	(.14)	(.06)	(.20)	12.35	(.20)[8]	2		1.12	[9]	1.12	[9]	1.42	[9]	2.32	[9]
10/31/17	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/16	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	1		1.23		1.13		1.43		2.57

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
4/30/18[6,7]	$12.56	$.14	$(.16)	$(.02)	$(.14)	$(.06)	$(.20)	$12.34	(.17)%[8]		$33		1.12%[9]		1.12%[9]		1.42%[9]		2.32%[9]
10/31/17	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88		32		1.09		1.09		1.39		2.19
10/31/16	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44		27		1.17		1.15		1.45		2.33
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)		22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10		15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26		10		1.25		1.15		1.45		2.44
Class R-2E:
4/30/18[6,7]	12.61	.17	(.17)	— [10]	(.16)	(.06)	(.22)	12.39	(.02)[8]		—	[12]	.81	[9]	.81	[9]	1.11	[9]	2.72	[9]
10/31/17	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14		—	[12]	.79		.79		1.09		2.51
10/31/16	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39		—	[12]	.68		.67		.97		1.65
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[11]		—	[12]	.36	[11]	.25	[11]	.55	[11]	3.46	[11]
10/31/14[6,15]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.35	[8,11]	.69	[8,11]
Class R-3:
4/30/18[6,7]	12.60	.17	(.16)	.01	(.17)	(.06)	(.23)	12.38	.05	[8]	32		.67	[9]	.67	[9]	.97	[9]	2.79	[9]
10/31/17	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32		31		.65		.65		.95		2.66
10/31/16	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98		25		.71		.69		.99		2.79
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
Class R-4:
4/30/18[6,7]	12.62	.19	(.16)	.03	(.19)	(.06)	(.25)	12.40	.19	[8]	36		.37	[9]	.37	[9]	.67	[9]	3.05	[9]
10/31/17	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		36		.35		.35		.65		2.93
10/31/16	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28		31		.40		.38		.68		3.07
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)		19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
Class R-5E:
4/30/18[6,7]	12.61	.20	(.16)	.04	(.20)	(.06)	(.26)	12.39	.30	[8]	3		.15	[9]	.15	[9]	.45	[9]	3.23	[9]
10/31/17	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86		3		.16		.16		.46		1.81
10/31/16[6,16]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14	[8]	—	[12]	.26	[9]	.25	[9]	.55	[9]	3.77	[9]
Class R-5:
4/30/18[6,7]	12.65	.21	(.16)	.05	(.21)	(.06)	(.27)	12.43	.34	[8]	7		.08	[9]	.08	[9]	.38	[9]	3.35	[9]
10/31/17	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00		7		.07		.07		.37		3.21
10/31/16	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56		4		.10		.08		.38		3.35
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54

62	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-6:
4/30/18[6,7]	$12.64	$.21	$(.15)	$.06	$(.21)	$(.06)	$(.27)	$12.43	.45%[8]	$35	.02%[9]	.02%[9]	.32%[9]	3.40%[9]
10/31/17	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33	.02	.02	.32	3.25
10/31/16	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25	.04	.03	.33	3.43
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17	.13	.03	.33	3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33	12	.13	.03	.34	3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57	2	.13	.03	.33	3.29

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Tax-Advantaged Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$13.57	$.16	$.11	$.27	$(.16)	$(.22)	$(.38)	$13.46	2.02%[8]		$1,416		.41%[9]		.41%[9]		.75%[9]		2.43%[9]
10/31/17	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/16	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
Class C:
4/30/18[6,7]	13.49	.12	.10	.22	(.12)	(.22)	(.34)	13.37	1.61	[8]	242		1.11	[9]	1.11	[9]	1.45	[9]	1.73	[9]
10/31/17	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/16	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
Class T:
4/30/18[6,7]	13.57	.19	.10	.29	(.18)	(.22)	(.40)	13.46	2.17	[8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.44	[9,11]	2.75	[9,11]
10/31/17[6,13]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
4/30/18[6,7]	13.57	.16	.10	.26	(.16)	(.22)	(.38)	13.45	1.96	[8]	184		.39	[9]	.39	[9]	.73	[9]	2.42	[9]
10/31/17	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/16	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
Class F-2:
4/30/18[6,7]	13.59	.18	.11	.29	(.18)	(.22)	(.40)	13.48	2.15	[8]	122		.13	[9]	.13	[9]	.47	[9]	2.71	[9]
10/31/17	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/16	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
Class F-3:
4/30/18[6,7]	13.58	.19	.11	.30	(.19)	(.22)	(.41)	13.47	2.21	[8]	39		.03	[9]	.03	[9]	.37	[9]	2.79	[9]
10/31/17[6,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[8]	21		.02	[9]	.02	[9]	.36	[9]	2.95	[9]

64	American Funds Portfolio Series

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$9.91	$.07	$(.20)	$(.13)	$(.06)	$—	$(.06)	$9.72	(1.28)%[8]	$974		.42%[9]		.42%[9]		.72%[9]		1.36%[9]
10/31/17	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/15	9.95	.11	— [10]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/14	9.91	.10	.04	.14	(.10)	—	(.10)	9.95	1.44	436		.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.59)	333		.53		.41		.71		1.13
Class C:
4/30/18[6,7]	9.90	.03	(.20)	(.17)	(.03)	—	(.03)	9.70	(1.73)[8]	136		1.12	[9]	1.12	[9]	1.42	[9]	.64	[9]
10/31/17	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/16	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	—	(.03)	9.94	.68	93		1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.29)	67		1.27		1.15		1.45		.39
Class T:
4/30/18[6,7]	9.92	.08	(.20)	(.12)	(.08)	—	(.08)	9.72	(1.24)[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	1.66	[9,11]
10/31/17[6,13]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]
Class F-1:
4/30/18[6,7]	9.91	.07	(.20)	(.13)	(.06)	—	(.06)	9.72	(1.27)[8]	23		.40	[9]	.40	[9]	.70	[9]	1.37	[9]
10/31/17	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	—	(.10)	9.96	1.51	9		.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	6		.54		.42		.72		1.13
Class F-2:
4/30/18[6,7]	9.91	.08	(.19)	(.11)	(.08)	—	(.08)	9.72	(1.14)[8]	80		.14	[9]	.14	[9]	.44	[9]	1.63	[9]
10/31/17	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/16	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/15	9.95	.13	— [10]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.67	12		.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.34)	6		.28		.17		.47		1.37
Class F-3:
4/30/18[6,7]	9.91	.09	(.20)	(.11)	(.08)	—	(.08)	9.72	(1.09)[8]	2		.04	[9]	.04	[9]	.34	[9]	1.77	[9]
10/31/17[6,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [8]	1		.04	[9]	.04	[9]	.34	[9]	1.40	[9]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/18[6,7]	$9.91	$.07	$(.20)	$(.13)	$(.06)	$—	$(.06)	$9.72	(1.27)%[8]	$101		.42%[9]		.42%[9]		.72%[9]		1.37%[9]
10/31/17	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
10/31/16	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/15	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	—	(.09)	9.95	1.36	44		.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	33		.56		.44		.74		1.09
Class 529-C:
4/30/18[6,7]	9.90	.03	(.20)	(.17)	(.02)	—	(.02)	9.71	(1.68)[8]	28		1.19	[9]	1.19	[9]	1.49	[9]	.57	[9]
10/31/17	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/16	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/15	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	—	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	—	—	9.91	(1.38)	17		1.37		1.25		1.55		.29
Class 529-E:
4/30/18[6,7]	9.91	.06	(.21)	(.15)	(.05)	—	(.05)	9.71	(1.48)[8]	4		.65	[9]	.65	[9]	.95	[9]	1.13	[9]
10/31/17	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/16	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	—	—	9.91	(.78)	2		.83		.71		1.01		.83
Class 529-T:
4/30/18[6,7]	9.92	.08	(.20)	(.12)	(.08)	—	(.08)	9.72	(1.26)[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.48	[9,11]	1.59	[9,11]
10/31/17[6,13]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
4/30/18[6,7]	9.91	.08	(.20)	(.12)	(.07)	—	(.07)	9.72	(1.17)[8]	16		.19	[9]	.19	[9]	.49	[9]	1.57	[9]
10/31/17	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/16	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/15	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.59	8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	—	—	9.91	(.40)	6		.35		.24		.54		1.28
Class R-1:
4/30/18[6,7]	9.91	.03	(.20)	(.17)	(.02)	—	(.02)	9.72	(1.69)[8]	—	[12]	1.13	[9]	1.13	[9]	1.43	[9]	.58	[9]
10/31/17	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/16	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/15	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	—	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	—	—	9.91	(1.32)	1		1.27		1.15		1.45		.39

66	American Funds Portfolio Series

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
4/30/18[6,7]	$9.89	$.03	$(.20)	$(.17)	$(.03)	$—	$(.03)	$9.69	(1.73)%[8]	$14		1.14%[9]		1.14%[9]		1.44%[9]		.63%[9]
10/31/17	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/16	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	—	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.30)	6		1.29		1.17		1.47		.36
Class R-2E:
4/30/18[6,7]	9.91	.04	(.19)	(.15)	(.04)	—	(.04)	9.72	(1.51)[8]	1		.86	[9]	.86	[9]	1.16	[9]	.88	[9]
10/31/17	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/16	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/15	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [11]	—	[12]	.38	[11]	.27	[11]	.57	[11]	1.22	[11]
10/31/14[6,15]	9.96	.02	— [10]	.02	(.02)	—	(.02)	9.96	.16 [8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.34	[8,11]	.17	[8,11]
Class R-3:
4/30/18[6,7]	9.91	.05	(.20)	(.15)	(.05)	—	(.05)	9.71	(1.51)[8]	16		.69	[9]	.69	[9]	.99	[9]	1.09	[9]
10/31/17	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/16	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.09	7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	—	—	9.91	(.85)	5		.83		.72		1.02		.80
Class R-4:
4/30/18[6,7]	9.91	.07	(.19)	(.12)	(.07)	—	(.07)	9.72	(1.26)[8]	11		.39	[9]	.39	[9]	.69	[9]	1.38	[9]
10/31/17	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/16	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	—	(.10)	9.96	1.43	3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	—	—	9.92	(.45)	1		.49		.38		.68		1.16
Class R-5E:
4/30/18[6,7]	9.92	.08	(.19)	(.11)	(.08)	—	(.08)	9.73	(1.14)[8]	—	[12]	.19	[9]	.19	[9]	.49	[9]	1.67	[9]
10/31/17	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[12]	.18		.11		.41		1.40
10/31/16[6,16]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[12]	.28	[9]	.27	[9]	.57	[9]	1.19	[9]
Class R-5:
4/30/18[6,7]	9.92	.08	(.20)	(.12)	(.08)	—	(.08)	9.72	(1.22)[8]	2		.09	[9]	.09	[9]	.39	[9]	1.65	[9]
10/31/17	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	—	(.13)	9.96	1.78	1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.28)	4		.22		.10		.40		1.44

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-6:
4/30/18[6,7]	$9.92	$.09	$(.21)	$(.12)	$(.08)	$—	$(.08)	$9.72	(1.19)%[8]	$15		.04%[9]	.04%[9]	.34%[9]	1.75%[9]
10/31/17	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04	.04	.34	1.45
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06	.04	.34	1.41
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7		.15	.05	.35	1.45
10/31/14	9.91	.13	.05	.18	(.13)	—	(.13)	9.96	1.76	6		.14	.04	.34	1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	—	—	9.91	(.16)	—	[12]	.20	.08	.38	1.45

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/18[6,7]	$9.79	$.08	$(.18)	$(.10)	$(.08)	$9.61	(1.04)%[8]	$323		.44%[9]		.44%[9]		.78%[9]		1.63%[9]
10/31/17	9.90	.18	(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58		.45		.76		2.54
Class C:
4/30/18[6,7]	9.78	.04	(.18)	(.14)	(.04)	9.60	(1.39)[8]	50		1.14	[9]	1.14	[9]	1.48	[9]	.93	[9]
10/31/17	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/16	9.89	.15	— [10]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28		1.15		1.46		1.85
Class T:
4/30/18[6,7]	9.79	.09	(.17)	(.08)	(.09)	9.62	(.79)[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.47	[9,11]	1.94	[9,11]
10/31/17[6,13]	9.76	.11	.04	.15	(.12)	9.79	1.50 [8,11]	—	[12]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]
Class F-1:
4/30/18[6,7]	9.80	.08	(.18)	(.10)	(.08)	9.62	(1.04)[8]	7		.42	[9]	.42	[9]	.76	[9]	1.64	[9]
10/31/17	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56		.42		.73		2.56
Class F-2:
4/30/18[6,7]	9.79	.09	(.18)	(.09)	(.09)	9.61	(.91)[8]	35		.16	[9]	.16	[9]	.50	[9]	1.91	[9]
10/31/17	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/16	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30		.16		.47		2.82
Class F-3:
4/30/18[6,7]	9.79	.10	(.18)	(.08)	(.10)	9.61	(.85)[8]	2		.06	[9]	.06	[9]	.40	[9]	2.01	[9]
10/31/17[6,14]	9.69	.15	.11	.26	(.16)	9.79	2.70 [8]	1		.03	[9]	.01	[9]	.35	[9]	2.02	[9]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Six months ended		Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2018[6,7,8]		2017	2016		2015		2014		2013
Global Growth Portfolio	—%[17]		64%	2%		2%		—%[17]		—%[17]
Growth Portfolio	—	[17]	33	—	[17]	—	[17]	—	[17]	—	[17]
Growth and Income Portfolio	—	[17]	30	—	[17]	—	[17]	—	[17]	—	[17]
Moderate Growth and Income Portfolio	—	[17]	15	—	[17]	13		—	[17]	—	[17]
Conservative Growth and Income Portfolio	1		1	8		—	[17]	—	[17]	—	[17]
Tax-Advantaged Growth and Income Portfolio	2		13	—	[17]	1		1		2	[18]
Preservation Portfolio	5		25	2		2		5		11	[18]
Tax-Exempt Preservation Portfolio	8		45	6		8		14		28	[18]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-2E shares began investment operations on August 29, 2014.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Amount is either less than 1% or there is no turnover.
[18]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.

See Notes to Financial Statements

70	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	71

Global Growth Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,041.49	$1.92	.38%	$4.15	.82%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.11	.82
Class C – actual return	1,000.00	1,037.68	5.61	1.11	7.83	1.55
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.75	1.55
Class T – actual return	1,000.00	1,043.17	.46	.09	2.68	.53
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	2.66	.53
Class F-1 – actual return	1,000.00	1,041.40	1.97	.39	4.20	.83
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.16	.83
Class F-2 – actual return	1,000.00	1,042.88	.66	.13	2.89	.57
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.86	.57
Class F-3 – actual return	1,000.00	1,043.76	.20	.04	2.43	.48
Class F-3 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.41	.48
Class 529-A – actual return	1,000.00	1,041.37	1.97	.39	4.20	.83
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.16	.83
Class 529-C – actual return	1,000.00	1,037.51	5.96	1.18	8.18	1.62
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	8.10	1.62
Class 529-E – actual return	1,000.00	1,040.65	3.24	.64	5.46	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.41	1.08
Class 529-T – actual return	1,000.00	1,042.61	.91	.18	3.14	.62
Class 529-T – assumed 5% return	1,000.00	1,023.90	.90	.18	3.11	.62
Class 529-F-1 – actual return	1,000.00	1,043.03	.91	.18	3.14	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	3.11	.62
Class R-1 – actual return	1,000.00	1,038.11	5.71	1.13	7.93	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.85	1.57
Class R-2 – actual return	1,000.00	1,037.90	5.71	1.13	7.93	1.57
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.85	1.57
Class R-2E – actual return	1,000.00	1,039.65	4.25	.84	6.47	1.28
Class R-2E – assumed 5% return	1,000.00	1,020.63	4.21	.84	6.41	1.28
Class R-3 – actual return	1,000.00	1,040.28	3.44	.68	5.67	1.12
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.61	1.12
Class R-4 – actual return	1,000.00	1,041.95	1.92	.38	4.15	.82
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.11	.82
Class R-5E – actual return	1,000.00	1,042.97	1.06	.21	3.29	.65
Class R-5E – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.26	.65
Class R-5 – actual return	1,000.00	1,043.03	.46	.09	2.68	.53
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.66	.53
Class R-6 – actual return	1,000.00	1,043.99	.15	.03	2.38	.47
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.36	.47

72	American Funds Portfolio Series

Growth Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,050.97	$1.68	.33%	$3.66	.72%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.61	.72
Class C – actual return	1,000.00	1,047.50	5.58	1.10	7.56	1.49
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.45	1.49
Class T – actual return	1,000.00	1,052.09	.41	.08	2.39	.47
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class F-1 – actual return	1,000.00	1,051.14	1.93	.38	3.92	.77
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class F-2 – actual return	1,000.00	1,052.24	.61	.12	2.60	.51
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.56	.51
Class F-3 – actual return	1,000.00	1,053.25	.10	.02	2.09	.41
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41
Class 529-A – actual return	1,000.00	1,050.79	1.98	.39	3.97	.78
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class 529-C – actual return	1,000.00	1,046.90	5.94	1.17	7.92	1.56
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.80	1.56
Class 529-E – actual return	1,000.00	1,049.44	3.20	.63	5.18	1.02
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.11	1.02
Class 529-T – actual return	1,000.00	1,052.17	.87	.17	2.85	.56
Class 529-T – assumed 5% return	1,000.00	1,023.95	.85	.17	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,051.92	.86	.17	2.85	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.81	.56
Class R-1 – actual return	1,000.00	1,047.02	5.68	1.12	7.66	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2 – actual return	1,000.00	1,047.43	5.74	1.13	7.72	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2E – actual return	1,000.00	1,048.54	4.22	.83	6.20	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	6.11	1.22
Class R-3 – actual return	1,000.00	1,049.71	3.41	.67	5.39	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class R-4 – actual return	1,000.00	1,050.92	1.88	.37	3.86	.76
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class R-5E – actual return	1,000.00	1,051.93	.81	.16	2.80	.55
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.76	.55
Class R-5 – actual return	1,000.00	1,052.45	.41	.08	2.39	.47
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 – actual return	1,000.00	1,053.02	.10	.02	2.09	.41
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth and Income Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,032.03	$1.76	.35%	$3.43	.68%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class C – actual return	1,000.00	1,028.33	5.53	1.10	7.19	1.43
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.15	1.43
Class T – actual return	1,000.00	1,033.30	.40	.08	2.07	.41
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.06	.41
Class F-1 – actual return	1,000.00	1,031.85	1.91	.38	3.58	.71
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class F-2 – actual return	1,000.00	1,033.11	.60	.12	2.27	.45
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class F-3 – actual return	1,000.00	1,033.67	.10	.02	1.76	.35
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35
Class 529-A – actual return	1,000.00	1,032.52	1.97	.39	3.63	.72
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.61	.72
Class 529-C – actual return	1,000.00	1,027.82	5.88	1.17	7.54	1.50
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.50	1.50
Class 529-E – actual return	1,000.00	1,030.65	3.17	.63	4.83	.96
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.81	.96
Class 529-T – actual return	1,000.00	1,032.99	.76	.15	2.42	.48
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class 529-F-1 – actual return	1,000.00	1,032.88	.86	.17	2.52	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.51	.50
Class R-1 – actual return	1,000.00	1,028.29	5.63	1.12	7.29	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class R-2 – actual return	1,000.00	1,027.71	5.63	1.12	7.29	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class R-2E – actual return	1,000.00	1,029.73	4.18	.83	5.84	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	5.81	1.16
Class R-3 – actual return	1,000.00	1,030.52	3.37	.67	5.03	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.01	1.00
Class R-4 – actual return	1,000.00	1,032.58	1.86	.37	3.53	.70
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class R-5E – actual return	1,000.00	1,033.07	.81	.16	2.47	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,033.30	.35	.07	2.02	.40
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	1,033.61	.10	.02	1.76	.35
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35

74	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,022.81	$1.86	.37%	$3.76	.75%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class C – actual return	1,000.00	1,019.22	5.51	1.10	7.41	1.48
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.40	1.48
Class T – actual return	1,000.00	1,024.15	.40	.08	2.31	.46
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.31	.46
Class F-1 – actual return	1,000.00	1,022.67	1.91	.38	3.81	.76
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class F-2 – actual return	1,000.00	1,024.00	.60	.12	2.51	.50
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.51	.50
Class F-3 – actual return	1,000.00	1,024.53	.10	.02	2.01	.40
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40
Class 529-A – actual return	1,000.00	1,022.75	1.96	.39	3.86	.77
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.86	.77
Class 529-C – actual return	1,000.00	1,018.59	5.86	1.17	7.76	1.55
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.75	1.55
Class 529-E – actual return	1,000.00	1,021.50	3.16	.63	5.06	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.06	1.01
Class 529-T – actual return	1,000.00	1,023.88	.75	.15	2.66	.53
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,023.75	.85	.17	2.76	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.76	.55
Class R-1 – actual return	1,000.00	1,019.10	5.61	1.12	7.51	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2 – actual return	1,000.00	1,019.24	5.61	1.12	7.51	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2E – actual return	1,000.00	1,019.95	4.41	.88	6.31	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.43	4.41	.88	6.31	1.26
Class R-3 – actual return	1,000.00	1,021.35	3.36	.67	5.26	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.26	1.05
Class R-4 – actual return	1,000.00	1,022.76	1.86	.37	3.76	.75
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class R-5E – actual return	1,000.00	1,023.91	.70	.14	2.61	.52
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.61	.52
Class R-5 – actual return	1,000.00	1,024.22	.40	.08	2.31	.46
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.31	.46
Class R-6 – actual return	1,000.00	1,024.50	.10	.02	2.01	.40
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40

See end of tables for footnotes.

American Funds Portfolio Series	75

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,002.04	$1.74	.35%	$3.23	.65%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.26	.65
Class C – actual return	1,000.00	999.02	5.45	1.10	6.94	1.40
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.00	1.40
Class T – actual return	1,000.00	1,004.09	.45	.09	1.94	.39
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	1.96	.39
Class F-1 – actual return	1,000.00	1,001.86	1.89	.38	3.38	.68
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class F-2 – actual return	1,000.00	1,003.14	.60	.12	2.09	.42
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class F-3 – actual return	1,000.00	1,003.68	.10	.02	1.59	.32
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32
Class 529-A – actual return	1,000.00	1,001.87	2.04	.41	3.52	.71
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.56	.71
Class 529-C – actual return	1,000.00	998.42	5.80	1.17	7.28	1.47
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class 529-E – actual return	1,000.00	1,000.50	3.12	.63	4.61	.93
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.66	.93
Class 529-T – actual return	1,000.00	1,003.02	.79	.16	2.28	.46
Class 529-T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.31	.46
Class 529-F-1 – actual return	1,000.00	1,002.98	.84	.17	2.33	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.36	.47
Class R-1 – actual return	1,000.00	997.95	5.55	1.12	7.03	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class R-2 – actual return	1,000.00	998.26	5.55	1.12	7.04	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class R-2E – actual return	1,000.00	999.79	4.02	.81	5.50	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.56	1.11
Class R-3 – actual return	1,000.00	1,000.49	3.32	.67	4.81	.97
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.86	.97
Class R-4 – actual return	1,000.00	1,001.92	1.84	.37	3.33	.67
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.36	.67
Class R-5E – actual return	1,000.00	1,003.03	.74	.15	2.23	.45
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.26	.45
Class R-5 – actual return	1,000.00	1,003.39	.40	.08	1.89	.38
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38
Class R-6 – actual return	1,000.00	1,004.47	.10	.02	1.59	.32
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32

76	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.21	$2.05	.41%	$3.76	.75%
Class A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.76	.75
Class C – actual return	1,000.00	1,016.13	5.55	1.11	7.25	1.45
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.25	1.45
Class T – actual return	1,000.00	1,021.69	.50	.10	2.21	.44
Class T – assumed 5% return	1,000.00	1,024.30	.50	.10	2.21	.44
Class F-1 – actual return	1,000.00	1,019.59	1.95	.39	3.66	.73
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.66	.73
Class F-2 – actual return	1,000.00	1,021.54	.65	.13	2.36	.47
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.36	.47
Class F-3 – actual return	1,000.00	1,022.08	.15	.03	1.86	.37
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37

See end of tables for footnotes.

American Funds Portfolio Series	77

Preservation Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$987.23	$2.07	.42%	$3.55	.72%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class C – actual return	1,000.00	982.70	5.51	1.12	6.98	1.42
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class T – actual return	1,000.00	987.65	.54	.11	2.02	.41
Class T – assumed 5% return	1,000.00	1,024.25	.55	.11	2.06	.41
Class F-1 – actual return	1,000.00	987.26	1.97	.40	3.45	.70
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.51	.70
Class F-2 – actual return	1,000.00	988.57	.69	.14	2.17	.44
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.21	.44
Class F-3 – actual return	1,000.00	989.10	.20	.04	1.68	.34
Class F-3 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.71	.34
Class 529-A – actual return	1,000.00	987.27	2.07	.42	3.55	.72
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class 529-C – actual return	1,000.00	983.22	5.85	1.19	7.33	1.49
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.45	1.49
Class 529-E – actual return	1,000.00	985.18	3.20	.65	4.68	.95
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.76	.95
Class 529-T – actual return	1,000.00	987.41	.89	.18	2.37	.48
Class 529-T – assumed 5% return	1,000.00	1,023.90	.90	.18	2.41	.48
Class 529-F-1 – actual return	1,000.00	988.31	.94	.19	2.42	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class R-1 – actual return	1,000.00	983.08	5.56	1.13	7.03	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.15	1.43
Class R-2 – actual return	1,000.00	982.69	5.60	1.14	7.08	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.20	1.44
Class R-2E – actual return	1,000.00	984.95	4.23	.86	5.71	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.53	4.31	.86	5.81	1.16
Class R-3 – actual return	1,000.00	984.90	3.40	.69	4.87	.99
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	4.96	.99
Class R-4 – actual return	1,000.00	987.39	1.92	.39	3.40	.69
Class R-4 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.46	.69
Class R-5E – actual return	1,000.00	988.59	.94	.19	2.42	.49
Class R-5E – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class R-5 – actual return	1,000.00	987.80	.44	.09	1.92	.39
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.96	.39
Class R-6 – actual return	1,000.00	988.06	.20	.04	1.68	.34
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.71	.34

78	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$989.60	$2.17	.44%	$3.85	.78%
Class A – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.91	.78
Class C – actual return	1,000.00	986.13	5.61	1.14	7.29	1.48
Class C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.40	1.48
Class T – actual return	1,000.00	992.06	.64	.13	2.32	.47
Class T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.36	.47
Class F-1 – actual return	1,000.00	989.57	2.07	.42	3.75	.76
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.81	.76
Class F-2 – actual return	1,000.00	990.92	.79	.16	2.47	.50
Class F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.51	.50
Class F-3 – actual return	1,000.00	991.46	.30	.06	1.98	.40
Class F-3 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.01	.40

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	79

Approval of Investment Advisory and Service Agreement

American Funds Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods ended June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index and (ii) the Lipper Global Large-Cap Growth Funds Index. They noted that the fund’s investment results were higher than all of the comparisons for the six-months, one-year and five-year periods and lifetime of the fund since May 18, 2012. For the three-month and three-year periods, the fund’s investment results were higher than the MSCI Index but lower than the Lipper Index for those periods.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World Index ex USA, and (iii) the Lipper Global Multi-Cap Growth Funds Index. They noted that for the three-month, six-month and one-year periods, the fund’s investment results were higher than the S&P 500 Index but lower than the MSCI Index and Lipper Index for those periods, and for the three-year and five-year periods and lifetime of the fund since May 18, 2012, the fund’s investment results were higher than the MSCI Index and Lipper Index but lower than the S&P 500 Index for those periods.

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World Index ex USA, (iii) the Bloomberg Barclays Global Aggregate Bond Index and (iv) the Lipper Mixed-Asset Target Allocation Growth Funds Index. They noted that the fund’s investment results were higher than all of the

80	American Funds Portfolio Series

comparisons for the three-month and six-month periods except the MSCI Index for those periods. They also noted that for the one-year period, the fund’s investment results were higher than the Bloomberg Barclays Index but lower than the S&P 500 Index, MSCI Index and Lipper Index, and for the three-year and five year periods and lifetime of the fund since May 18, 2012, the fund’s investment results were higher than all of the comparisons except the S&P 500 Index.

American Funds Moderate Growth and Income Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World Index ex USA, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) the Lipper Mixed-Asset Target Allocation Growth Funds Index. They noted that for the three-month period, the fund’s investment results were higher than all of the comparisons except the MSCI Index. They also noted that for the six-month period, the fund’s investment results were higher than the Bloomberg Barclays Index and Lipper Index but lower than the S&P 500 Index and MSCI Index, for the one-year period, the fund’s investment results were higher than the Bloomberg Barclays Index but lower than the S&P 500 Index, MSCI Index and Lipper Index, and for the three-year period, the fund’s investment results were higher than all of the comparisons except the S&P 500 Index. In addition, they noted that for the five-year period and lifetime of the fund since May 18, 2012, the fund’s investment results were higher than the MSCI Index and Bloomberg Barclays Index but lower than the S&P 500 Index and Lipper Index.

American Funds Conservative Growth and Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World Index ex USA, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) the Lipper Mixed-Asset Target Allocation Moderate Funds Index. They noted that the fund’s investment results were higher than the Bloomberg Barclay Index for all periods, although they were lower than the S&P 500 Index for all periods. They also noted that the fund’s investment results were higher than the MSCI Index for the three-year and five-year periods, although they were lower for all other periods. In addition, they noted that the fund’s investment results were lower than the Lipper Index for all periods except the three-year period.

American Funds Tax-Advantaged Growth and Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World Index ex USA, (iii) the Bloomberg Barclays Municipal Bond Index and (iv) the Lipper Mixed-Asset Target Allocation Moderate Funds Index. They noted that the fund’s investment results were higher than the Bloomberg Barclays Index for all periods, although they were lower than the S&P 500 Index for all periods. They also noted that the fund’s investment results were higher than the Lipper Index for all periods except the one-year period. In addition, they noted that the fund’s investment results were higher than the MSCI Index for all periods except the three-month, six-month and one-year periods.

American Funds Portfolio Series	81

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays U.S. Government/Credit 1-5 Years A+ Index and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index. They noted that the fund’s investment results were lower than both comparisons for all periods.

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Bond 1-7 Years Blend Index, (ii) the Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index and (ii) the Lipper Short-Intermediate Municipal Debt Funds Index. They noted that the fund’s investment results were higher than the Lipper Index for all periods except the three-month and one-year periods, higher than the Bloomberg Barclays Bond Index for all periods except the six-month and one-year periods, and were lower than the Bloomberg Barclays Short-Intermediate Index for all periods.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

82	American Funds Portfolio Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They also considered CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Portfolio Series	83

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2018